              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                      STATEMENT OF ADDITIONAL INFORMATION

This statement of additional information is not a prospectus. It should be read in conjunction with a prospectus for the applicable portfolio, which may be obtained by calling the Morgan Stanley Dean Witter Institutional Fund, Inc. (the "Fund") Services Group at 1-800-548-7786.
                                 --------------

                               TABLE OF CONTENTS

                                             PAGE
                                             -----
INVESTMENT OBJECTIVES AND POLICIES......           2
INVESTMENT LIMITATIONS..................          23
PURCHASE OF SHARES......................          25
REDEMPTION OF SHARES....................          27
ACCOUNT POLICIES AND FEATURES...........          28
MANAGEMENT OF THE FUND..................          30
INVESTMENT ADVISORY AND OTHER
  SERVICES..............................          33
DISTRIBUTIONS OF SHARES.................          35
BROKERAGE PRACTICES.....................          36
GENERAL INFORMATION.....................          39
TAXES...................................          40
CONTROL PERSONS AND PRINCIPAL HOLDERS OF
  SECURITIES............................          44
PERFORMANCE INFORMATION.................          48
DESCRIPTION OF RATINGS..................          52

The Fund's audited financial statements for the fiscal year ended December 31, 1998, including notes thereto and the report of PricewaterhouseCoopers LLP are incorporated by reference herein from the Fund's Annual Report. A copy of the Fund's Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information. The China Growth, Mortgage-Backed Securities and MicroCap Portfolios had not commenced operations at December 31, 1998. You may obtain the Fund's most recent Annual Report by calling the Morgan Stanley Dean Witter Institutional Fund, Inc. Services Group at 1-800-548-7786.

STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1999, AS AMENDED AND SUPPLEMENTED THROUGH OCTOBER 1, 1999.

    - Prospectus for the European Real Estate Portfolio, Asian Real Estate Portfolio and U.S. Real Estate Portfolio, dated May 1, 1999

    - Prospectus for the Asian Equity Portfolio and Japanese Equity Portfolio, dated May 1, 1999

    - Prospectus for the Emerging Markets Portfolio, Emerging Markets Debt Portfolio and Latin American Portfolio, dated May 1, 1999

    - Prospectus for the Global Equity Portfolio, International Equity Portfolio, International Small Cap Portfolio and European Equity Portfolio, dated May 1, 1999

    - Prospectus for the U.S. Equity Plus Portfolio, dated May 1, 1999

    - Prospectus for the International Magnum Portfolio, dated May 1, 1999

    - Prospectus for the Fixed Income Portfolio, Municipal Bond Portfolio, Money Market Portfolio and Municipal Money Market Portfolio, dated May 1, 1999

    - Prospectus for the Equity Growth Portfolio, Focus Equity Portfolio (formerly the Aggressive Equity Portfolio), Small Company Growth Portfolio (formerly the Emerging Growth Portfolio), Value Equity Portfolio and Technology Portfolio, dated May 1, 1999

    - Prospectus for the Global Fixed Income Portfolio and High Yield Portfolio, dated May 1, 1999

    - Prospectus for the Active International Allocation Portfolio, dated May 1, 1999

    - Prospectus for the China Growth Portfolio, Gold Portfolio, MicroCap Portfolio and Mortgage-Backed Securities Portfolio, dated May 1, 1999

                       INVESTMENT OBJECTIVES AND POLICIES

This Statement of Additional Information provides additional information about the investment policies and operations of the Fund and its investment portfolios (each a "Portfolio"). Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management") acts as investment adviser to each Portfolio. Under the supervision of MSDW Investment Management, Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors") acts as investment sub-adviser to the Money Market and Municipal Money Market Portfolios and Sun Valley Gold Company ("Sun Valley" and, together with MSDW Advisors, the "Sub-Advisers") acts as investment sub-adviser to the Gold Portfolio. References to MSDW Investment Management, when used in connection with its activities as investment adviser, include the Sub-Advisers acting under its supervision.

                   GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS

                                                     ACTIVE
                                                     INTER-
                                                    NATIONAL          ASIAN                               EUROPEAN
                                                     ALLO-    ASIAN    REAL   CHINA   EMERGING  EUROPEAN    REAL
                                                     CATION   EQUITY  ESTATE  GROWTH  MARKETS    EQUITY    ESTATE
                                                    --------------------------------------------------------------
EQUITY SECURITIES:
  Common Stocks...................................        X       X       X       X        X         X         X
  Depositary Receipts.............................        X       X       X       X        X         X         X
  Preferred Stocks................................        X       X       X       X        X         X         X
  Rights..........................................        X       X       X       X        X         X         X
  Warrants........................................        X       X       X       X        X         X         X
  Convertible Securities..........................        X       X       X       X        X         X         X
  Limited Partnerships............................
  Investment Company Securities...................        X       X       X       X        X         X         X
  Real Estate Investing...........................                        X                                    X
  --REITS.........................................                        X                                    X
  --Specialized Ownership Vehicles................                        X                                    X
FIXED INCOME SECURITIES:
  High Yield Securities...........................                                         X
  U.S. Government Securities......................        X       X       X       X        X         *         X
  Agencies........................................        X       X       X       X        X         *         X
  Corporates......................................        X       X       X       X        X         *         X
  Money Market Instruments........................        X       X       X       X        X         X         X
  Mortgage Related Securities.....................
  --MBSs..........................................
  --CMOs..........................................
  --SMBSs.........................................
  Repurchase Agreements...........................        X       X       X       X        X         X         X
  Municipals......................................
  Asset-Backeds...................................
  Loan Participations and Assignments.............                                         X
  Temporary Investments...........................        X       X       X       X        X         X         X
  Zero Coupons, Pay-In-Kind Securities or Deferred
   Payment Securities.............................        X       X       X       X        X                   X
  Floaters........................................
  Inverse Floaters................................
FOREIGN INVESTMENT:
  Foreign Equity Securities.......................        X       X       X       X        X         X         X
  Foreign Government Fixed Income Securities......        X       X       X       X        X                   X
  Foreign Corporate Fixed Income Securities.......        X       X       X       X        X                   X
  Emerging Market Country Securities..............        X       X       X       X        X         X         X
  Russian Equity Securities.......................                                         X
  Foreign Currency Transactions...................        X       X       X       X        X         X         X
  Brady Bonds.....................................        X       X       X                X         X         X
  Investment Funds................................        X       X       X       X        X         X         X


                                                                                      INTER-
                                                                  INTER-    INTER-   NATIONAL
                                                    GLOBAL       NATIONAL  NATIONAL   SMALL    JAPANESE   LATIN
                                                    EQUITY GOLD   EQUITY    MAGNUM     CAP      EQUITY   AMERICAN
                                                    -------------------------------------------------------------
EQUITY SECURITIES:
  Common Stocks...................................     X     X         X         X         X        X         X
  Depositary Receipts.............................     X     X         X         X         X        X         X
  Preferred Stocks................................     X     X         X         X         X        X         X
  Rights..........................................     X     X         X         X         X        X         X
  Warrants........................................     X     X         X         X         X        X         X
  Convertible Securities..........................     X     X         X         X         X        X         X
  Limited Partnerships............................
  Investment Company Securities...................     X     X         X         X         X        X         X
  Real Estate Investing...........................
  --REITS.........................................
  --Specialized Ownership Vehicles................
FIXED INCOME SECURITIES:
  High Yield Securities...........................                                                            X
  U.S. Government Securities......................     *     X         *         X         *        X         X
  Agencies........................................     *     X         *         X         *        X         X
  Corporates......................................     *     X         *         X         *        X         X
  Money Market Instruments........................     X     X         X         X         X        X         X
  Mortgage Related Securities.....................
  --MBSs..........................................
  --CMOs..........................................
  --SMBSs.........................................
  Repurchase Agreements...........................     X     X         X         X         X        X         X
  Municipals......................................
  Asset-Backeds...................................
  Loan Participations and Assignments.............                                                            X
  Temporary Investments...........................     X     X         X         X         X        X         X
  Zero Coupons, Pay-In-Kind Securities or Deferred
   Payment Securities.............................           X                   X                  X         X
  Floaters........................................
  Inverse Floaters................................
FOREIGN INVESTMENT:
  Foreign Equity Securities.......................     X     X         X         X         X        X         X
  Foreign Government Fixed Income Securities......           X                   X                  X         X
  Foreign Corporate Fixed Income Securities.......           X                   X                  X         X
  Emerging Market Country Securities..............     X     X         X         X         X                  X
  Russian Equity Securities.......................
  Foreign Currency Transactions...................     X     X         X         X         X        X         X
  Brady Bonds.....................................     X     X         X         X                  X         X
  Investment Funds................................     X     X         X         X         X        X         X

                                                     ACTIVE
                                                     INTER-
                                                    NATIONAL          ASIAN                               EUROPEAN
                                                     ALLO-    ASIAN    REAL   CHINA   EMERGING  EUROPEAN    REAL
                                                     CATION   EQUITY  ESTATE  GROWTH  MARKETS    EQUITY    ESTATE
                                                    --------------------------------------------------------------
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
  Loans of Portfolio Securities...................        X       X       X       X        X         X         X
  Non-Publicly Traded Securities, Private
   Placements and Restricted Securities...........        X       X       X       X        X         X         X
  When-Issued and Delayed Delivery Securities.....        X       X       X       X        X         X         X
  Borrowing for Investment Purposes...............
  Temporary Borrowing.............................        X       X       X       X        X         X         X
  Reverse Repurchase Agreements...................
  Short Sales.....................................
  Structured Investments..........................        X       X       X       X        X         X         X
DERIVATIVE PRODUCTS:
  Foreign Currency Forward Contracts..............        X       X       X       X        X         X         X
  Futures Contracts...............................        X       X       X       X        X         X         X
  Forward Contracts...............................        X       X       X       X        X         X         X
  Option Transactions.............................        X       X       X       X        X         X         X
  Swaps...........................................        X       X       X       X        X         X         X


                                                                                        INTER-
                                                                    INTER-    INTER-   NATIONAL
                                                    GLOBAL         NATIONAL  NATIONAL   SMALL    JAPANESE   LATIN
                                                    EQUITY  GOLD    EQUITY    MAGNUM     CAP      EQUITY   AMERICAN
                                                    ---------------------------------------------------------------
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
  Loans of Portfolio Securities...................      X      X         X         X         X        X         X
  Non-Publicly Traded Securities, Private
   Placements and Restricted Securities...........      X      X         X         X         X        X         X
  When-Issued and Delayed Delivery Securities.....      X      X         X         X         X        X         X
  Borrowing for Investment Purposes...............
  Temporary Borrowing.............................      X      X         X         X         X        X         X
  Reverse Repurchase Agreements...................                                                              X
  Short Sales.....................................                                                              X
  Structured Investments..........................      X      X         X         X         X        X         X
DERIVATIVE PRODUCTS:
  Foreign Currency Forward Contracts..............      X      X         X         X         X        X         X
  Futures Contracts...............................      X      X         X         X         X        X         X
  Forward Contracts...............................      X      X         X         X         X        X         X
  Option Transactions.............................      X      X         X         X         X        X         X
  Swaps...........................................      X      X         X         X         X        X         X

--------------

* This Portfolio may invest in certain U.S. Government Securities, Agencies and Corporate Debt as described under Money Market Instruments and Temporary Investments.

                             U.S. EQUITY PORTFOLIOS

                                                            SMALL                                   U.S.    U.S.
                                                 FOCUS     COMPANY   EQUITY                        EQUITY   REAL   VALUE
                                                 EQUITY     GROWTH   GROWTH  MICROCAP  TECHNOLOGY   PLUS   ESTATE  EQUITY
                                               --------------------------------------------------------------------------
EQUITY SECURITIES:
  Common Stocks..............................          X        X        X        X           X     X       X        X
  Depositary Receipts........................          X        X        X        X           X     X       X        X
  Preferred Stocks...........................          X        X        X        X           X     X       X        X
  Rights.....................................          X        X        X        X           X     X       X        X
  Warrants...................................          X        X        X        X           X     X       X        X
  Convertible Securities.....................          X        X        X        X           X     X       X        X
  Limited Partnerships.......................
  Investment Company Securities..............          X        X        X        X           X     X       X        X
  Real Estate Investing......................                                                               X
  --REITS....................................                                                               X
  --Specialized Ownership Vehicles...........                                                               X
FIXED INCOME SECURITIES:
  High Yield Securities......................                                                 X
  U.S. Government Securities.................          X        X        X        X           X     X       X        X
  Agencies...................................          X        X        X        X           X     X       X        X
  Corporates.................................          X        X        X        X           X     X       X        X
  Money Market Instruments...................          X        X        X        X           X     X       X        X

                                                            SMALL                                      U.S.    U.S.
                                                 FOCUS     COMPANY    EQUITY                          EQUITY   REAL   VALUE
                                                EQUITY     GROWTH     GROWTH    MICROCAP   TECHNOLOGY  PLUS   ESTATE  EQUITY
                                               -----------------------------------------------------------------------------
FIXED INCOME SECURITIES: (CONTINUED)
  Mortgage Related Securities................
  --MBSs.....................................
  --CMOs.....................................
  --SMBSs....................................
  Repurchase Agreements......................         X          X          X          X          X       X       X       X
  Municipals.................................
  Asset-Backeds..............................
  Loan Participations and Assignments........
  Temporary Investments......................         X          X          X          X          X       X       X       X
  Zero Coupons, Pay-In-Kind Securities or
   Deferred Payment Securities...............         X          X          X          X          X       X       X       X
  Floaters...................................
  Inverse Floaters...........................
FOREIGN INVESTMENT:
  Foreign Equity Securities..................         X          X          X          X          X       X       X       X
  Foreign Bonds..............................                                                     X               X
  Emerging Market Country Securities.........                                                     X               X
  Russian Equity Securities..................
  Foreign Currency Transactions..............         X          X          X          X          X       X       X       X
  Brady Bonds................................
  Investment Funds...........................         X          X          X          X          X       X       X       X
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
  Loans of Portfolio Securities..............         X          X          X          X          X       X       X       X
  Non-Publicly Traded Securities, Private
   Placements and Restricted Securities......         X          X          X          X          X       X       X       X
  When-Issued and Delayed Delivery
   Securities................................         X          X          X          X          X       X       X       X
  Borrowing for Investment Purposes..........                                          X          X
  Temporary Borrowing........................         X          X          X          X          X       X       X       X
  Reverse Repurchase Agreements..............                                                     X       X
  Short Sales................................         X                                           X
  Structured Investments.....................         X          X          X          X          X       X       X       X
DERIVATIVE PRODUCTS:
  Foreign Currency Forward Contracts.........         X          X          X          X          X       X       X       X
  Futures Contracts..........................         X          X          X          X          X       X       X       X
  Forward Contracts..........................         X          X          X          X          X       X       X       X
  Option Transactional.......................         X          X          X          X          X       X       X       X
  Swaps......................................         X          X          X          X          X       X       X       X

                    FIXED INCOME AND MONEY MARKET PORTFOLIOS

                                          EMERGING           GLOBAL         MORTGAGE-                     MUNICIPAL
                                           MARKETS   FIXED   FIXED   HIGH    BACKED    MUNICIPAL  MONEY     MONEY
                                            DEBT     INCOME  INCOME  YIELD  SECURITIES   BOND     MARKET   MARKET
                                          -------------------------------------------------------------------------
EQUITY SECURITIES:
  Common Stocks.........................                                X
  Depositary Receipts...................         X
  Preferred Stocks......................         X       X       X      X
  Rights................................         X       X       X      X
  Warrants..............................         X       X       X      X
  Convertible Securities................         X       X       X      X
  Limited Partnerships..................                                X
  Investment Company Securities.........         X       X       X      X          X          X       X          X
  Real Estate Investing.................
  --REITs...............................                                +
  --Specialized Ownership Vehicles......
FIXED INCOME SECURITIES:
  High Yield Securities.................         X                      X
  U.S. Government Securities............         X       X       X      X          X          X       X          X
  Agencies..............................         X       X       X      X          X          X       X          X
  Corporates............................         X       X       X      X          *          X       X          *
  Money Market Instruments..............         X       X       X      X          X          X       X          X
  Mortgage Related Securities...........         X       X       X      X          X          X       X
  --MBSs................................         X       X       X      X          X          X
  --CMOs................................         X       X       X      X          X
  --SMBSs...............................                 X              X          X
  Repurchase Agreements.................         X       X       X      X          X          X       X          X
  Municipals............................         X       X       X      X                     X       X          X
  Asset-Backeds.........................         X       X       X      X                             X
  Loan Participations and Assignments...         X                      X
  Temporary Investments.................         X       X       X      X          X          X       X          X
  Zero Coupons, Pay-In-Kind Securities
   or Deferred Payment Securities.......         X       X       X      X          X          X       X          X
  Floaters..............................         X       X       X      X          X          X       X          X
  Inverse Floaters......................         X       X       X      X          X          X
FOREIGN INVESTMENT:
  Foreign Equity Securities.............         X       X       X      X
  Foreign Bonds.........................         X       X       X      X
  Emerging Market Country Securities....         X               X      X
  Russian Equity Securities.............
  Foreign Currency Transactions.........         X       X       X      X
  Brady Bonds...........................         X               X      X
  Investment Funds......................         X

                                               EMERGING           GLOBAL          MORTGAGE-                     MUNICIPAL
                                                MARKETS   FIXED   FIXED    HIGH    BACKED    MUNICIPAL  MONEY     MONEY
                                                 DEBT     INCOME  INCOME  YIELD   SECURITIES   BOND     MARKET   MARKET
                                               --------------------------------------------------------------------------
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
  Loans of Portfolio Securities..............         X       X       X       X          X          X
  Non-Publicly Traded Securities, Private
   Placements and Restricted Securities......         X       X       X       X          X          X       X          X
  When-Issued and Delayed Delivery
   Securities................................         X       X       X       X          X          X       X          X
  Borrowing for Investment Purposes..........         X
  Temporary Borrowing........................         X       X       X       X          X          X       X          X
  Reverse Repurchase Agreements..............         X                       X                             X
  Short Sales................................         X
  Structured Investments.....................         X       X       X       X          X          X       X
DERIVATIVE PRODUCTS:
  Foreign Currency Forward Contracts.........         X       X       X       X          X          X
  Futures Contracts..........................         X       X       X       X          X          X
  Forward Contracts..........................         X       X       X       X          X          X
  Option Transactions........................         X       X       X       X          X          X
  Swaps......................................         X       X       X       X          X          X

--------------

* This Portfolio may invest in certain Corporate Debt as described under Money Market Instruments and Temporary Investments.

+ The High Yield Portfolio may invest in certain fixed income securities issued by REITs.

EQUITY SECURITIES

Equity Securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of Equity Securities, prices of all equity securities will fluctuate. Economic, political and other events may affect the prices of broad equity markets. For example, changes in inflation or consumer demand may affect the prices of all Equity Securities in the United States. Similar events also may affect the prices of particular equity securities. For example, news about the success or failure of a new product may affect the price of a particular issuer's Equity Securities.

COMMON STOCKS. Common Stocks represent an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

DEPOSITARY RECEIPTS. Depositary Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

PREFERRED STOCKS. Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks pay a fixed or variable stream of dividends they have many of the characteristics of a Fixed Income Security and are, therefore, included in both the definition of Equity Security and Fixed Income Security.

RIGHTS. Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer's Common Stock at the time of a new issuance, usually at a price below the initial offering price of the Common Stock and before the Common Stock is offered to the general public. Rights are usually freely transferrable. The risk of investing in a Right is that the Right may expire prior to the market value of the Common Stock exceeding the price fixed by the Right.

WARRANTS. Warrants give holders the right, but not the obligation, to buy Common Stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferrable. The risk of investing in a Warrant is that the Warrant may expire prior to the market value of the Common Stock exceeding the price fixed by the Warrant.

CONVERTIBLE SECURITIES. Convertible Securities are securities that may be exchanged under certain circumstances for a fixed number of shares of Common Stock or other Equity Securities. Convertible Securities generally represent a feature of some other type of security, such as a Fixed Income Security or Preferred Stock, so that, for example, a Convertible Fixed Income Security would be a Fixed Income Security that is convertible into Common Stock. Convertible Securities may be viewed as an investment in the current security or the security into which the Convertible Securities may be exchanged and, therefore, are included in both the definition of Equity Security and Fixed Income Security.

LIMITED PARTNERSHIPS. A limited partnership interest entitles a Portfolio to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, a Portfolio generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership.

INVESTMENT COMPANY SECURITIES. Investment Company Securities are securities of other open-end or closed-end investment companies. The Investment Company Act of 1940, as amended (the "1940 Act"), generally prohibits an Underlying Fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. To the extent a Portfolio invests a portion of its assets in Investment Company Securities, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Portfolio also will bear it's proportionate share of the expenses of the purchased investment company in addition to its own expenses.

REAL ESTATE INVESTING. Investments in securities of issuers engaged in the real estate industry entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Portfolios' investments.

REITS. Real Estate Investment Trusts ("REITs") pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

A shareholder in any of the Portfolios, by investing in REITs indirectly through the Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the 1940 Act.

SPECIALIZED OWNERSHIP VEHICLES. Specialized ownership vehicles pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. Such specialized ownership vehicles in which the Portfolios may invest include property unit trusts, REITs and other similar specialized investment vehicles. Investments in such specialized ownership vehicles may have favorable or unfavorable legal, regulatory or tax implications for a Portfolio and, to the extent such vehicles are structured similarly to investment funds, may cause the Portfolios' shareholders to indirectly bear certain additional operating expenses.

FIXED INCOME SECURITIES

Fixed Income Securities generally represent an issuer's obligation to repay money that it has borrowed together with interest on the amount borrowed. Fixed Income Securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and some Fixed Income Securities may have other novel features such as conversion rights. Prices of Fixed Income Securities fluctuate and, in particular, are subject to credit risk and market risk. Credit risk is the possibility that an issuer may be unable to meet scheduled interest and principal payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects may adversely affect the value of a fixed income security. Economic, political and other events also may affect the prices of broad fixed income markets. Generally, the values of Fixed Income Securities vary inversely with changes in interest rates. During periods of falling interest rates, the values of outstanding Fixed Income Securities generally rise and during periods of rising interest rates, the values of such securities generally decline. Prepayments also will affect the maturity and value of Fixed Income Securities. Prepayments generally rise in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. When this happens, a Portfolio may be forced to reinvest in lower yielding Fixed Income Securities.

The length of time to the final payment, or maturity, of a Fixed Income Security also affects its price volatility. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are subject to greater market fluctuation, especially as a result of changes in interest rates. Traditionally, term to maturity has been used as a barometer of a Fixed Income Security's sensitivity to interest rate changes. However, this measure considers only the time until final payment and takes no account of the pattern of payments prior to maturity. Duration is a more precise measure of the expected life of a Fixed Income Security that combines consideration of yield, coupon, interest payments, final maturity and call features and measures the expected life of a Fixed Income Security on a present value basis. The duration of a Fixed Income Security ordinarily is shorter than its maturity.

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INVESTMENT GRADE SECURITIES.  Investment Grade Securities are Fixed Income
Securities rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")) or determined to be of equivalent quality by Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"). Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Ratings assigned to Fixed Income Securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular Fixed Income Security. Moreover, market risk also will affect the prices of even the highest rated Fixed Income Securities so that their prices may rise or fall even if the issuer's capacity to repay its obligations remains unchanged.

HIGH YIELD SECURITIES. High Yield Securities are generally considered to include Fixed Income Securities rated below the four highest rating categories at the time of purchase (e.g., Ba through C by Moody's or BB through D by S&P) and unrated securities considered by MSDW Investment Management to be of equivalent quality. High Yield Securities are not considered investment grade and are commonly referred to as junk bonds or high yield, high risk securities.

While High Yield Securities offer higher yields, they carry a high degree of credit risk and are considered speculative by the major credit rating agencies. High Yield Securities are often issued by smaller, less credit worthy issuers, or by highly leveraged (indebted) issuers that are generally less able than more established or less leveraged issuers to make scheduled payments of interest and principal. In comparison to Investment Grade Securities, the price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuer. The values of High Yield Securities are more volatile and may react with greater sensitivity to market changes.

U.S. GOVERNMENT SECURITIES. U.S. Government Securities are Fixed Income Securities that are backed by the full faith and credit of the U.S. Government as to the payment of both principal and interest. U.S. Government Securities may include securities issued by the U.S. Treasury and securities issued by federal agencies and U.S. Government sponsored instrumentalities.

AGENCIES. Agencies are Fixed Income Securities which are not guaranteed by, or backed by the full faith and credit of the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency such as the Student Loan Marketing Association, or any of several other agencies.

CORPORATES. Corporates are Fixed Income Securities issued by private businesses. Holders, as creditors, have a prior legal claim over holders of Equity Securities of the issuer as to both income and assets for the principal and interest due the holder.

MONEY MARKET INSTRUMENTS. Money Market Instruments are high quality short-term Fixed Income Securities. Money Market Instruments may include obligations of governments, government agencies, banks, corporations and special purpose entities and Repurchase Agreements relating to these obligations. Certain Money Market Instruments may be denominated in a foreign currency.

MORTGAGE RELATED SECURITIES. Mortgage related securities are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities include collateralized mortgage obligations and mortgage-backed securities issued or guaranteed by agencies or instrumentalities of the U.S. Government or by private sector entities.

    MORTGAGE-BACKED SECURITIES. With mortgage-backed securities ("MBSs"), many mortgagees' obligations to make monthly payments to their lending institution are pooled together and passed through to investors. The pools are assembled by various governmental, Government-related and private organizations. A Portfolio may invest in securities issued or guaranteed by Government National Mortgage Association ("GNMA" or "Ginnie Mae"), Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"), Fannie Mae, private issuers and other government agencies. MBSs issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk, since private issuers may not be able to meet their obligations under the policies. If there is no guarantee provided by the issuer, a Portfolio will purchase only MBSs which at the time of purchase are rated investment grade by one or more NRSROs or, if unrated, are deemed by MSDW Investment Management to be of comparable quality.

MBSs are issued or guaranteed by private sector originators of or investors in mortgage loans and structured similarly to governmental pass-through securities. Because private pass-throughs typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, however, they are generally structured with one or more of the types of credit enhancement described below. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are. FHLMC securities are supported by its right to borrow from the U.S. Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. Although FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan, FHLMC now issues MBSs (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Resolution Funding Corporation ("REFCORP) obligations are backed, as to principal payments, by zero coupon U.S. Treasury bonds, and as to interest payment, ultimately by the U.S. Treasury.

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There are two methods of trading MBSs. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical MBS transaction, called a TBA (to be announced) transaction, in which the type of MBS to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement are announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through MBSs are traded on a TBA basis.

Like fixed income securities in general, MBSs will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of MBSs held by a Portfolio may be lengthened. As average life extends, price volatility generally increases. This extension of average life causes the market price of the MBSs to decrease further when interest rates rise than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of the average life movement could be and to calculate the effect that it will have on the price of the MBS. In selecting MBSs, MSDW Investment Management looks for those that offer a higher yield to compensate for any variation in average maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories. A Portfolio may invest, without limit, in MBSs issued by private issuers when MSDW Investment Management deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. The Portfolios will purchase securities issued by private issuers which are rated investment grade at the time of purchase by Moody's or S&P or be deemed by MSDW Investment Management to be of comparable investment quality.

    FANNIE MAE CERTIFICATES. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the U.S. Government.

Each Fannie Mae certificate represents a pro rata interest in one or more pools of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veteran Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans") or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate and adjustable mortgage loans secured by multi-family projects.

    FREDDIE MAC CERTIFICATES. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. Government.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

    GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal and interest on certificates that are based on and backed by a pool of FHA Loans, VA Loans or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Each Ginnie Mae certificate represents a pro rata interest in one or more of the following types of mortgage loans: (i) fixed rate level payment mortgage loans;
(ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multi-family residential properties under construction; (vi) mortgage loans on completed multi-family projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to-four-family housing units.

    COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in

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mortgage loans. They are backed by mortgage-backed securities (discussed below)
or whole loans (all such assets, the "Mortgage Assets") and are evidenced by a series of bonds or certificates issued in multiple classes. Each class of a CMO, often referred to as a "tranche," may be issued with a specific fixed or floating coupon rate and has a stated maturity or final scheduled distribution date. The principal and interest on the underlying Mortgage Assets may be allocated among the several classes of a series of CMOs in many ways. Interest is paid or accrues on CMOs on a monthly, quarterly or semi-annual basis.

CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. CMOs that are issued by private sector entities and are backed by assets lacking a guarantee of an entity having the credit status of a governmental agency or instrumentality are generally structured with one or more types of credit enhancement as described below. An issuer of CMOs may elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit (a "REMIC"). An issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.

The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to prevailing market yields on Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final scheduled distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile. In addition, some inverse floating rate obligation CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of these CMOs is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying Mortgage Assets.

Included within the category of CMOs are PAC Bonds. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments, provided that, among other things, the actual prepayment experience on the underlying Mortgage Assets falls within a predefined range. If the actual prepayment experience on the underlying Mortgage Assets is faster or slower than the predefined range or if deviations from other assumptions occur, payments on the PAC Bond may be earlier or later than predicted and the yield may rise or fall. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risk of prepayment than are other types of mortgage related securities.

    STRIPPED MORTGAGE-BACKED SECURITIES. Stripped Mortgage-Backed Securities ("SMBSs") are multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. In some cases, one class will receive all of the interest ("interest-only" or "IO class"), while the other class will receive all of the principal ("principal-only" or "PO class"). The yield to maturity on IO classes and PO classes is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and significant changes in the rate of principal repayments will have a corresponding effect on the SMBSs' yield to maturity.

    CREDIT ENHANCEMENT. Mortgage related securities are often backed by a pool of assets representing the obligations of a number of parties. To lessen the effect of failure by obligors on underlying assets to make payments, these securities may have various types of credit support. Credit support falls into two primary categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection generally refers to the provision of advances, typically by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties (referred to herein as "third party credit support"), through various means of structuring the transaction or through a combination of such approaches.

The ratings of mortgage related securities for which third party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could decline in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal and interest thereon, with defaults on the underlying assets being borne first by the holders of the most subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future

                                                                          11
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losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each security is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

REPURCHASE AGREEMENTS. Repurchase Agreements are transactions in which a Portfolio purchases a security or basket of securities and simultaneously commits to resell that security or basket to the seller (a bank, broker or dealer) at a mutually agreed upon date and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Repurchase Agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller at a mutually agreed upon rate and price. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase Agreements with a term of over seven days are considered illiquid.

In these transactions, the Portfolio receives as collateral securities that have a market value at least equal to the purchase price (including accrued interest) of the Repurchase Agreement, and this value is maintained during the term of the agreement. These securities are held by the Portfolio's Custodian or an approved third party for the benefit of the Portfolio until repurchased. Repurchase Agreements permit a Portfolio to remain fully invested while retaining overnight flexibility to pursue investments of a longer-term nature. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited.

Pursuant to an order issued by the Securities and Exchange Commission (the "SEC"), the Portfolios may pool their daily uninvested cash balances in order to invest in Repurchase Agreements on a joint basis with other investment companies advised by MSDW Investment Management. By entering into Repurchase Agreements on a joint basis, the Portfolios expect to incur lower transaction costs and potentially obtain higher rates of interest on such Repurchase Agreements. Each Portfolio's participation in the income from jointly purchased Repurchase Agreements will be based on that Portfolio's percentage share in the total Repurchase Agreement.

MUNICIPALS. Municipal securities ("Municipals") are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income taxes and in certain instances, from state and local taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those securities with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income taxes. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

ASSET-BACKED SECURITIES. Asset-Backed Securities ("Asset-Backeds") are securities collateralized by shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the collateral are passed through to the security holder. The collateral underlying Asset-Backeds tends to have prepayment rates that usually do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments (on automobile loans and other collateral) will alter the cash flow on Asset-Backeds and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. The maturity of Asset-Backeds will be based on the expected average life of the instrument. In selecting these securities, MSDW Investment Management will look for those securities that offer a higher yield to compensate for any variation in average maturity.

PREFERRED STOCKS. Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks represent an ownership interest in the issuer they have many of the characteristics of an Equity Security and are, therefore, included in both the definition of Fixed Income Security and Equity Security.

CONVERTIBLE SECURITIES. Convertible Securities are securities that may be exchanged under certain circumstances for a fixed number of shares of Common Stock or other Equity Securities. Convertible Securities generally represent a feature of some other type of security, such as a Fixed Income Security or Preferred Stock, so that, for example, a Convertible Fixed Income Security would be a Fixed Income Security that is convertible into Common Stock. Prices of Convertible Fixed Income Securities frequently are more volatile than non-Convertible Fixed Income Securities. Convertible Securities may be viewed as an investment in the current security or the security into which the Convertible Security may be exchanged and, therefore, are included in both the definition of Fixed Income Security or Equity Security.

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
LOAN PARTICIPATIONS AND ASSIGNMENTS. Loan Participations are interests in loans or other direct debt instruments ("Loans") relating to amounts owed by a corporate, governmental or other borrower to another party. Loans may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties ("Lenders") and may be fixed rate or floating rate. Loans also may be arranged through private negotiations between an issuer of sovereign debt obligations and Lenders.

A Portfolio's investments in Loans are expected in most instances to be in the form of a participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of a Participation, a Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of an insolvency of the Lender selling a Participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of a Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Portfolio will acquire Participations only if the Lender interpositioned between a Portfolio and the borrower is determined by MSDW Investment Management to be creditworthy.

When a Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, it is likely that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet a Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Portfolio to assign a value to these securities for purposes of valuing a Portfolio's securities and calculating its NAV.

Loan Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Portfolio in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Loan Participations and Assignments may also include standby financing commitments that obligate the investing Portfolio to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such Loan Participations and Assignments present additional risk of default or loss.

TEMPORARY INVESTMENTS. When MSDW Investment Management believes that changes in economic, financial or political conditions make it advisable, each Portfolio may invest up to 100% of its assets in cash and certain short- and medium-term Fixed Income Securities for temporary defensive purposes. These Temporary Investments may consist of obligations of the U.S. or foreign governments, their agencies or instrumentalities; Money Market Instruments; and instruments issued by international development agencies.

ZERO COUPONS, PAY-IN-KIND SECURITIES OR DEFERRED PAYMENT SECURITIES. Zero Coupon, Pay-In-Kind and Deferred Payment Securities are all types of Fixed Income Securities on which the holder does not receive periodic cash payments of interest or principal. Generally, these securities are subject to greater price volatility and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals. Although a Portfolio will not receive cash periodic coupon payments on these securities, the Portfolio may be deemed to have received interest income, or "phantom income" during the life of the obligation. The Portfolio may have to pay taxes on this phantom income, although it has not received any cash payment.

    ZERO COUPONS. Zero Coupons are fixed income securities that do not make regular interest payments. Instead, Zero Coupons are sold at a discount from their face value. The difference between a Zero Coupon's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero Coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest-paying obligations of similar credit quality and maturity.

    PAY-IN-KIND SECURITIES. Pay-In-Kind Securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities.

    DEFERRED PAYMENT SECURITIES. Deferred Payment Securities are securities that remain Zero Coupons until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

FLOATERS. Floaters are Fixed Income Securities with a rate of interest that varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain Floaters may carry a demand feature that permits the holder to

                                                                          13
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tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain Floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Investment."

INVERSE FLOATERS. Inverse floating rate obligations ("Inverse Floaters") are Fixed Income Securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an Inverse Floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an Inverse Floater causes an increase in the coupon rate. Inverse Floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and Inverse Floater CMOs exhibit greater price volatility than the majority of other mortgage-related securities.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. The Portfolios may invest in Eurodollar and Yankee dollar obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. The Portfolios may consider Yankee dollar obligations to be domestic securities for purposes of their investment policies.

Eurodollar and Yankee dollar obligations are subject to the same risks as domestic issues but Eurodollar (and to a limited extent, Yankee dollar) obligations are also subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FOREIGN INVESTMENT

Investing in foreign securities involves certain special considerations which are not typically associated with investing in the Equity Securities or Fixed Income Securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently is higher than the costs of investing in the United States. Although MSDW Investment Management endeavors to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Investments in securities of foreign issuers generally are denominated in foreign currencies. Accordingly, the value of a Portfolio's assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Portfolio may incur costs in connection with conversions between various currencies.

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. The Portfolios may be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.

MSDW Investment Management considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in that country. By applying these tests, it is possible that a particular company could be deemed to be from more than one country.

FOREIGN EQUITY SECURITIES. Foreign Equity Securities are Equity Securities of an issuer in a foreign country.

FOREIGN GOVERNMENT FIXED INCOME SECURITIES. Foreign Government Fixed Income Securities are Fixed Income Securities issued by a foreign government or government-related issuer in a foreign country.

FOREIGN CORPORATE FIXED INCOME SECURITIES. Foreign Corporate Fixed Income Securities are Fixed Income Securities issued by a private issuer in a foreign country.

EMERGING MARKET COUNTRY SECURITIES. An emerging market country security is one issued by a foreign government or private issuer that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.

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
Emerging market describes any country which is generally considered to be an emerging or developing country by major organizations in the international financial community, such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental registration of approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could affect adversely the economies of such countries or the value of a Portfolio's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Portfolios that invest in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

RUSSIAN EQUITY SECURITIES. The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of Equity Securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by Russian law to employ an independent registrar, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent a Portfolio from investing in the securities of certain Russian companies deemed suitable by the Adviser and could cause a delay in the sale of Russian Securities by the Portfolio if the company deems a purchaser unsuitable, which may expose the Portfolio to potential loss on its investment.

In light of the risks described above, the Board Directors of the Fund has approved certain procedures concerning the Fund's investments in Russian Securities. Among these procedures is a requirement that a Portfolio will not invest in the Equity Securities of a Russian company unless that issuer's registrar has entered into a contract with the Fund's sub-custodian containing certain protective conditions, including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of the Portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that a Portfolio would otherwise make.

FOREIGN CURRENCY TRANSACTIONS. The U.S. dollar value of the assets of the Portfolios, to the extent they invest in securities denominated in foreign currencies, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies. The Portfolios may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Portfolios also may manage their foreign currency transactions by entering into foreign currency forward contracts to purchase or sell foreign currencies and using other instruments and techniques described under "Derivatives" below.

Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, MSDW Investment Management believes that it is important to have the flexibility to use such derivative products when it determines that it is in the best interests of a Portfolio. It may not be practicable to hedge foreign currency risk in all markets, particularly emerging markets.

    FOREIGN CURRENCY WARRANTS. Portfolios may invest in foreign currency warrants, which entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the U.S., in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (E.G., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Foreign currency warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

    PRINCIPAL EXCHANGE RATE LINKED SECURITIES. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some foreign currency risk).

BRADY BONDS. Brady Bonds are Fixed Income Securities that are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. The Portfolios will invest in Brady Bonds only if they are consistent with the Portfolio's quality specifications. However, Brady Bonds should be viewed as speculative in light of the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.

INVESTMENT FUNDS. Some emerging market countries have laws and regulations that currently preclude direct investment or make it undesirable to invest directly in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through Investment Funds that have been specifically authorized. A Portfolio may invest in these Investment Funds subject to the provisions of the 1940 Act, as applicable, and other applicable laws.

EUROPEAN CURRENCY TRANSITION.  On January 1, 1999, the European Monetary Union
(EMU) implemented a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. Implementation of this plan will mean that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).

The transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, the process of implementing the Euro may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

OTHER SECURITIES

LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its investment securities to qualified institutional investors that need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest of the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. Each Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Portfolio collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to market" on a daily basis); (iii) the loan be made subject to termination by the Portfolio at any time; and (iv) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by MSDW Investment Management to be of good standing and when, in the judgment of MSDW Investment Management, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED
SECURITIES. The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed and restricted securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less that those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, the Portfolio may be required to bear the expenses of registration.

As a general matter, a Portfolio may not invest more than 15% (10% for the Money Market and Municipal Money Market Portfolios) of its net assets in illiquid securities, such as securities for which there is not a readily available secondary market or securities that are restricted from sale to the public without registration. However, certain Restricted Securities can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act ("Rule 144A Securities") and may be deemed to be liquid under guidelines adopted by the Fund's Board of Directors. The Portfolios may invest without limit in liquid Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-Issued and Delayed Delivery Securities are securities purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. When a Portfolio agrees to purchase When-Issued or delayed delivery securities, it will earmark or segregate cash or liquid securities in an amount equal to the Portfolio's commitment to purchase these securities.

BORROWING FOR INVESTMENT PURPOSES. Borrowing for investment purposes creates leverage which is a speculative characteristic. Portfolios authorized to borrow will do so only when MSDW Investment Management believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed funds. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leverage that results from borrowing will magnify declines as well as increases in a Portfolio's net asset value per share and net yield. Each Portfolio that engages in borrowing expects that all of its borrowing will be made on a secured basis. The Portfolio will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

TEMPORARY BORROWING. Each Portfolio is permitted to borrow from banks in an amount up to 10% of its total assets for extraordinary or emergency purposes. For example, the Portfolios may borrow for temporary defensive purposes or to meet shareholder redemptions when MSDW Investment Management believes that it would not be in the best interests of a Portfolio to liquidate portfolio holdings. A Portfolio will not purchase additional securities while temporary borrowings exceed 5% of its total assets.

The Board of Directors of the Fund has approved procedures whereby the Portfolios together with other investment companies advised by MSDW Investment Management or its affiliates may enter into a joint line of credit arrangement with a bank. Each Portfolio would be liable only for its own temporary borrowings under the joint line of credit arrangements.

REVERSE REPURCHASE AGREEMENTS. Under a Reverse Repurchase Agreement, a Portfolio sells a security and promises to repurchase that security at an agreed upon future date and price. The price paid to repurchase the security reflects interest accrued during the term of the agreement. The Portfolio will earmark cash or liquid assets or establish a segregated account holding cash and other liquid assets in an amount not less than the purchase obligations of the agreement. Reverse Repurchase Agreements may be viewed as a speculative form of borrowing called leveraging. A Portfolio may invest in reverse repurchase agreements if (i) interest earned from leveraging exceeds the interest expense of the original reverse repurchase transaction and (ii) proceeds from the transaction are not invested for longer than the term of the Reverse Repurchase Agreement.

SHORT SALES. A short sale is a transaction in which the Portfolio sells securities it owns or has the right to acquire at no added cost (i.e., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Portfolio arranges through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Portfolio intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, the Portfolio will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid securities equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short, and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolio involve certain risk and special considerations. If MSDW Investment Management incorrectly predicts that the price of the borrowed security will decline, the Portfolio will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

STRUCTURED INVESTMENTS. Structured Investments are securities that are convertible into, or the value of which is based upon the value of, other fixed income or equity securities or indices upon certain terms and conditions. The amount a Portfolio receives when it sells a Structured Investment or at maturity of a Structured Investment is not fixed, but is based on the price of the underlying security or index. Particular Structured Investments may be designed so that they move in conjunction with or differently from their underlying security or index in terms of price and volatility. It is impossible to predict whether the underlying index or price of the underlying security will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of Structured Investments) will be influenced by the same types of political and economic events that affect particular issuers of fixed income and equity securities and capital markets generally. Structured Investments also may trade differently from their underlying securities. Structured Investments generally trade on the secondary market, which is fairly developed and liquid. However, the market for such securities may be shallow compared to the market for the underlying securities or the underlying index. Accordingly, periods of high market volatility may affect the liquidity of Structured Investments, making high volume trades possible only with discounting.

Structured Investments are a relatively new innovation and may be designed to have various combinations of equity and fixed income characteristics. The following sections describe four of the more common types of Structured Investments. The Portfolios may invest in other Structured Investments, including those that may be developed in the future, to the extent that the Structured Investments are otherwise consistent with a Portfolio's investment objective and policies.

    PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Portfolio may be compensated with a substantially higher dividend yield than that on the underlying common stock. Investors that seek current income find PERCS attractive because PERCS provide a high dividend income than that paid with respect to a company's common stock.

    ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, a Portfolio may be compensated with the higher yield, contingent on how well the underlying common stock does. Investors that seek current income, find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock. The return on ELKS depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuer of ELKS may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using ELKS over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using ELKS is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

    LYONS. Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Portfolio will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Portfolio will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.

    STRUCTURED NOTES. Structured Notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and the use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid. The Portfolios will use Structured Notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

DERIVATIVES

The Portfolios are permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to futures contracts ("futures"); foreign currency forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objectives of the Portfolios. These derivative products may be based on a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Each Portfolio will limit its use of foreign currency forward contracts and other derivative products for non-hedging purposes to 33 1/3% of its total assets, measured by the aggregate notional amount of outstanding derivative products.

The term hedging, generally, means that a Portfolio is using a derivative product as a way to reduce or limit risk. For example, a Portfolio may hedge in order to limit the effects of a change in the value of a particular foreign currency versus the U.S. dollar or a Portfolio could use a portion of its cash to buy securities futures in order to hedge the risk of not being fully invested. The Portfolios also may use certain complex hedging techniques. For example, a Portfolio may use a type of hedge known as a cross hedge or a proxy hedge, where the Portfolio hedges the risk associated with one underlying by purchasing or selling a derivative product with an underlying that is different. There is no limit on the use of foreign currency forward contracts or other derivative products for hedging purposes.

The Portfolios may use derivative products under a number of different circumstances to further their investment objectives. For example, a Portfolio may purchase derivatives to gain exposure to a market or currency quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. A Portfolio may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolios also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by a Portfolio for hedging or risk management purposes and in other circumstances when MSDW Investment Management believes it advantageous to do so consistent with the Portfolio's investment objectives and policies. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Portfolio will earmark cash or liquid securities or place them in a segregated account in an amount necessary to cover the Portfolio's obligations under such derivative transactions.

The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If MSDW Investment Management is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios will be less favorable than it would have been if these investment techniques had not been used.

Some of the derivative products in which the Portfolios may invest and some of the risks related thereto are described in further detail below.

FOREIGN CURRENCY FORWARD CONTRACTS. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades. The Portfolios may enter into foreign currency forward contracts in many circumstances. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. For example, when any of the Portfolios anticipates that the currency of a particular foreign country may suffer a decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of such Portfolio's securities denominated in such foreign currency. Similarly, when any of the Portfolios anticipates that the U.S. dollar may suffer a decline against a foreign currency it may enter into a foreign currency forward contract to buy that currency for a fixed amount. However, it may not be practicable to hedge currency in all markets, particularly emerging markets.

The precise matching of the forward contract amounts and the value of the securities involved generally will not be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

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
Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, MSDW Investment Management believes that it is important to have the flexibility to enter into such forward contracts when it determines that it is in the best interests of a Portfolio. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Portfolio will earmark cash or liquid securities or place them into a segregated account in an amount necessary to cover the Portfolio's obligations under such foreign currency forward contracts.

The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Portfolio retains the portfolio security and engages in an offsetting transaction, such Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between a Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Portfolio would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES CONTRACTS (FUTURES) AND FORWARD CONTRACTS (FORWARDS). The Portfolios may purchase and sell futures contracts, including futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.

The Portfolios may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolios may also use foreign currency forward contracts which are separately discussed under "Foreign Currency Forward Contracts." These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.

In some cases, the Portfolios may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolios will uses these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolios may use futures contracts, forward contracts and related options are as follows:

The Portfolios may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging markets. The nature of the strategies adopted by MSDW Investment Management, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolios may also purchase and sell foreign currency futures to lock in rates or to adjust their exposure to a particular currency.

The Portfolio may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with change in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates or for other purposes.

Gains and losses on futures contracts, forward contracts and related options depend on MSDW Investment Management's ability to predict correctly the direction of movement of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the changes in market value of investments held by a Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. A

Portfolio will seek to minimize the risk by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.

Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), each Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.

OPTIONS. The Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to individual securities, indices or baskets in which such Portfolios may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on exchanges or over-the-counter markets.

Each Portfolio may purchase put and call options. Purchasing a put option gives a Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. The purchaser pays a premium to the seller (also known as the writer) of the option.

Each Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. A Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, a Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.

By writing an option, a Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolios may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.

There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by MSDW Investment Management and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolios' use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments, and
(ii) possible lack of a liquid secondary market for an option.

SWAPS, CAPS, COLLARS AND FLOORS. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolios, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other make payments equivalent to a specified interest rate index. A Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Caps, collars and floors are privately-negotiated option-based derivative products. A Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor in not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.

Swaps, caps, collars and floors are credit-intensive products. A Portfolio that enters into a swap transaction bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which each Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, a Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, a Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, a Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss will consist of the payments that a Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, a Portfolio may have contractual remedies under the agreements related to the transaction.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS

Each current Portfolio has adopted the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (i) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio. Each Portfolio of the Fund will not:

    (1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities), and except that the Gold Portfolio may invest in gold bullion in accordance with its investment objectives and policies;

    (2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

    (3) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

    (4) except with respect to the Global Fixed Income, Emerging Markets, Emerging Markets Debt, China Growth, International Magnum, Latin American, MicroCap, Focus Equity, European Real Estate, Asian Real Estate, Technology and U.S. Real Estate Portfolios (i) purchase more than 10% of any class of the outstanding voting securities of any issuer and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

    (5) issue senior securities and will not borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings), except that each of the Emerging Markets Debt and Latin American Portfolios may borrow from banks and other entities, and the Technology Portfolio may borrow from banks, in an amount not in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities in accordance with its investment objectives and policies;

    (6) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

    (7) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (in the case of the Money Market Portfolio or the Municipal Money Market Portfolio) instruments issued by U.S. Banks, except that (i) the Latin American Portfolio may invest more than 25% of its total assets in companies involved in the telecommunications industry or financial services industry; (ii) the Gold Portfolio will invest more than 25% of its total assets in securities of companies in the group of industries involved in gold-related or precious-metals-related activities, as described in its prospectus, and may invest more than 25% of its total assets in one or more of the industries that are a part of such group of industries, as described in its prospectus; (iii) each of the Asian Real Estate, European Real Estate and U.S. Real Estate Portfolios will invest more than 25% of its total assets in the Asian, European and U.S. real estate industries, respectively, as described in their prospectuses; and (iv) the Technology Portfolio will invest more than 25% of its assets in securities of companies in the technology or technology-related industries; and

    (8) write or acquire options or interests in oil, gas or other mineral exploration or development programs.

NON-FUNDAMENTAL LIMITATIONS

In addition, each current Portfolio of the Fund has adopted non-fundamental investment limitations as stated below and in their respective Prospectuses. Such limitations may be changed without shareholder approval. Each current Portfolio of the Fund will not:

    (1) purchase on margin or sell short, except (i) that the Emerging Markets Debt, Latin American, Focus Equity and Technology Portfolios may from time to time sell securities short without limitation but consistent with applicable legal requirements as stated in its Prospectus; (ii) that each Portfolio, except the Money Market and Municipal Money Market Portfolios, may enter into option transactions and futures contracts as described in its Prospectus; and (iii) as specified above in fundamental investment limitation number (1) above;

    (2) except for the High Yield Portfolio, purchase or retain securities of an issuer if those officers and Directors of the Fund or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

    (3) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except that the High Yield Portfolio may pledge, mortgage or hypothecate a maximum of 50% of its assets, not counting assets segregated to comply with coverage requirements under
Section 18(f) of the 1940 Act, and the SEC's rules, regulations, orders, and interpretations thereunder;

    (4) invest for the purpose of exercising control over management of any company;

    (5) except for the U.S. Real Estate, European Real Estate and Asian Real Estate Portfolios, invest in real estate limited partnership interests, and the U.S. Real Estate, European Real Estate and Asian Real Estate Portfolios may not invest in such interests that are not publicly traded;

    (6) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the respective Prospectuses) that are publicly distributed, except that the High Yield Portfolio also may purchase such securities that are not publicly distributed; (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder; and (iii) the High Yield Portfolio may lend securities to institutional investors in addition to entities described in (ii);

    (7) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, or purchase securities while borrowings exceed 5% of its total assets, except that (i) the Emerging Markets Debt and Technology Portfolios may borrow in accordance with fundamental investment limitation number (5) above; and (ii) the High Yield Portfolio may borrow up to 33 1/3% of its total assets in the aggregate, including reverse repurchase agreements; and

The Fixed Income and Value Equity Portfolios will only issue shares for securities or assets other than cash in a bona fide reorganization, statutory merger, or in other acquisitions of portfolio securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) which (i) meet their respective investment objectives; and
(ii) are acquired for investment and not for resale.

Each of the Global Fixed Income, Emerging Markets, Emerging Markets Debt, China Growth, Latin American, Focus Equity, European Real Estate, Asian Real Estate and U.S. Real Estate Portfolios will diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer; and
(ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities).

With respect to fundamental investment limitation number (7), each Portfolio will determine industry concentration in accordance with the industry classifications used by its benchmark index, except that (i) with respect to the Money Market, Municipal Money Market and High Yield Portfolios, (a) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry and (b) asset-backed securities will be classified according to the underlying assets securing such securities; and
(ii) with respect to the High Yield Portfolio, utility companies will be classified according to their services, for example, electric, gas, gas transmission, and telephone will be treated as separate industries.

In accordance with fundamental investment limitation number (7), the Latin American Portfolio will only invest more than 25% of its total assets in companies involved in the telecommunications industry or financial services industry if the Board of Directors determines that the Latin American markets are dominated by securities of issuers in such industries and that, in light of the anticipated return, investment quality, availability and liquidity of the issuers in such industries, the Portfolio's ability to achieve its investment objective would, in light of the investment policies and limitations, be materially adversely affected if the

Portfolio was not able to invest greater than 25% of its total assets in such industries. As stated in the Prospectus, the Board of Directors has made the foregoing determination and, accordingly, the Latin American Portfolio will invest between 25% and 40% of its assets in securities of issuers engaged in the telecommunications industry.

The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Portfolios of the Fund may adopt different limitations.

                               PURCHASE OF SHARES

You may purchase shares of each Portfolio on any day the New York Stock Exchange ("NYSE") is open. Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Portfolio's shares. The International Equity Portfolio is currently closed to new investors with the exception of certain Morgan Stanley & Co. Incorporated ("Morgan Stanley") customers, employees of Morgan Stanley and its affiliates, certain tax-qualified retirement plans and other investment companies advised by MSDW Investment Management and its affiliates. The China Growth, Gold, MicroCap and Mortgage-Backed Securities Portfolios currently are not operational.

Class A shares and Class B shares of each Portfolio, except the Municipal Money Market and International Small Cap Portfolios, may be purchased at the net asset value per share next determined after receipt by the Fund of a purchase order as described under "Methods of Purchase." The International Small Cap Portfolio may impose a 1% transaction fee. CLASS B SHARES OF THE MONEY MARKET PORTFOLIO ARE AVAILABLE FOR PURCHASE ONLY THROUGH FINANCIAL INTERMEDIARIES (AS DISCUSSED BELOW) THAT HAVE MADE ARRANGEMENTS WITH THE FUND. The net asset value per share of each Portfolio is calculated on days that the NYSE is open for business. Net asset value per share is determined (i) for each non-money market Portfolio, as of the close of trading of the NYSE (normally 4:00 p.m. Eastern Time); (ii) for the Money Market Portfolio, as of 12:00 noon Eastern Time; and (ii) for the Municipal Money Market Portfolio, as of 11:00 a.m. Eastern Time (for each Portfolio, the "Pricing Time").

MINIMUM INVESTMENT

The minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares of each non-money market Portfolio, except that the minimum initial investment is $250,000 for Class A shares and $50,000 for Class B shares of the Technology Portfolio. The minimum initial investment is $100,000 for Class A shares of each money market Portfolio. There is no minimum initial investment for Class B shares of the Money Market Portfolio. These minimums may be waived at MSDW Investment Management's discretion for certain types of investors, including trust departments, brokers, dealers, agents, financial planners, financial services firms, investment advisers or various retirement and deferred compensation plans ("Financial Intermediaries"); certain accounts managed by MSDW Investment Management and its affiliates ("Managed Accounts"); and certain employees and customers of Morgan Stanley and its affiliates. The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class.

METHODS OF PURCHASE

You may purchase shares directly from the Fund by Federal Funds wire, by bank wire or by check, however, on days that the NYSE is open but the custodian bank is closed, you may only purchase shares by check. Investors may also invest in the Portfolios by purchasing shares through Financial Intermediaries that have made arrangements with the Fund. Class B shares of the Money Market Portfolio may only be purchased through Financial Intermediaries. Some Financial Intermediaries may charge an additional service or transaction fee. If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and The Chase Manhattan Bank ("Chase Bank") are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps.

     1. Place your order by telephoning the Fund at 1-800-548-7786. A Fund representative will request certain purchase information and provide you with a confirmation number.

     2. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:

         The Chase Manhattan Bank
         One Manhattan Plaza
         New York, NY 10081-1000
         ABA# 021000021
         DDA# 910-2-733293
         Attn: Morgan Stanley Dean Witter Institutional Fund, Inc.
         Ref: (Portfolio name, your account number, your account name)

         Please call the Fund at 1-800-548-7786 prior to wiring funds.

     3. Complete and sign an Account Registration Form and mail it to the address shown thereon.

When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the regular close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time) the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the regular close of the FFWCC will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into an agreement with the Fund pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares the following business day.

BANK WIRE. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and the bank handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.

CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Dean Witter Institutional Fund, Inc. -- [Portfolio name]" to:

         Morgan Stanley Dean Witter Institutional Fund, Inc.
         P.O. Box 2798
         Boston, Massachusetts 02208-2798

The Fund ordinarily is credited with Federal Funds within one business day of deposit of a check. Thus, a purchase of shares by check ordinarily will be credited to your account at the net asset value per share of each of the Portfolios determined on the next business day after receipt. An investor's money will not be invested prior to crediting of Federal Funds.

INVESTMENT THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to receive purchase and redemption orders from underlying beneficial owners, such as retirement plan participants, generally on each business day. Each business evening, the Financial Intermediary aggregates all orders received from underlying beneficial owners prior to the Pricing Time on that business day, and places a net purchase and/or redemption order(s) by the morning of the next business day. These orders normally are executed at the net asset value that was computed for each Portfolio as of the close of the previous business day.

ADDITIONAL INVESTMENTS. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. The minimum additional investment generally is $1,000 per Portfolio, except that there is no minimum for Class B shares of the Money Market Portfolio. The minimum additional investment may be lower for certain accounts described above under "Minimum Investment." For purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter or wire to assure proper crediting to your account.

INVOLUNTARY CONVERSION AND REDEMPTION OF NEW ACCOUNT SHARES

Class A and Class B shares of each non-money market Portfolio may be subject to the involuntary conversion and redemption features described below. Shares of the money market Portfolios are not subject to involuntary conversion or redemption. The conversion and redemption features may be waived at MSDW Investment Management's discretion for shares held in a Managed Account and shares purchased through a Financial Intermediary. Accounts that were open prior to January 2, 1996 are not subject to involuntary conversion or redemption. The Fund reserves the right to modify or terminate the conversion or redemption features of the shares at any time upon 60 days notice to shareholders.

CONVERSION FROM CLASS A TO CLASS B SHARES. If the value of an account containing Class A shares of a non-money market Portfolio falls below $500,000 ($250,000 for the Technology Portfolio), but remains at or above $100,000 ($50,000 for the Technology Portfolio), because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 ($250,000 for the Technology Portfolio), but remains at or above $100,000 ($50,000 for the Technology Portfolio), for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to Class B shares. The Fund will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder.

CONVERSION FROM CLASS B TO CLASS A SHARES. If the value of an account containing Class B shares of a non-money market Portfolio increases to $500,000 or more, ($250,000 for the Technology Portfolio), whether due to shareholder purchases or market activity, the Class B shares will convert to Class A shares. Class B shares purchased through a Financial Intermediary that has entered into an arrangement with the Fund for the purchase of such shares may not be converted. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements as are applicable to accounts containing Class A shares described above.

INVOLUNTARY REDEMPTION OF SHARES. If the value of an account falls below $100,000 ($50,000 for the Technology Portfolio), because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 ($50,000 for the Technology Portfolio), for a continuous 60-day period, the shares in such account will be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder.

                              REDEMPTION OF SHARES

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not practicable for a Portfolio to dispose of securities it owns, or fairly to determine the value of its assets; and (iii) for such other periods as the SEC may permit.

Class A shares of each Portfolio and Class B shares of each Portfolio, except the International Small Cap and Municipal Money Market Portfolios, may be redeemed at any time and without charge at the net asset value per share next determined after receipt by the Fund of a redemption order as described under "Methods of Redemption," except that the International Small Cap Portfolio may impose a 1% transaction fee. Redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by a Portfolio.

METHODS OF REDEMPTION

You may redeem shares directly from the Fund by mail or by telephone. HOWEVER, SHARES PURCHASED THROUGH A FINANCIAL INTERMEDIARY MUST BE REDEEMED THROUGH A FINANCIAL INTERMEDIARY. Certain Financial Intermediaries may charge an additional service or transaction fee.

BY MAIL. Each Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Dean Witter Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798 or, by overnight courier, to Morgan Stanley Dean Witter Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.

"Good order" means that the request to redeem shares must include the following:

    1. A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

    2.  Any required signature guarantees; and

    3. Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult with a Fund representative.

BY TELEPHONE. If you have previously elected the Telephone Redemption Option on the Account Registration Form, you can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.

The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transactions requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

REDEMPTION THROUGH FINANCIAL INTERMEDIARIES. Certain Financial Intermediaries have made arrangements with the Fund to accept redemption request from underlying beneficial owners. These redemptions may be processed in the same way as purchases made through Financial Intermediaries, as described above.

FURTHER REDEMPTION INFORMATION

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable portfolio securities in accordance with applicable SEC rules. Shareholders may incur brokerage charges on the sale of securities received from a distribution-in-kind.

No charge is made by any Portfolio for redemptions, except for the 1% transaction fee that may be assessed upon redemption by the International Small Cap Portfolio. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.

To protect your account and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (i) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and (ii) share transfer requests. An "eligible guarantor institution" may include a bank, a trust company, a credit union or savings and loan association, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. Notaries public are not acceptable guarantors. The signature guarantees must appear either: (i) on the written request for redemption; (ii) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (iii) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

The Fund has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in portfolio securities or in cash, as the Board of Directors may deem advisable as being in the best interests of the Fund. If redemptions are paid in portfolio securities, such securities will be valued as set forth under "Valuation of Shares." A redeeming shareholder normally will incur brokerage expenses in converting these securities to cash.

                         ACCOUNT POLICIES AND FEATURES

EXCHANGE FEATURES

You may exchange shares of each Portfolio that you own for shares of any other available Portfolio(s) of the Fund, subject to certain limitations. Any such exchange will be based on the respective net asset values of the shares involved. There is no sales commission or sales charge of any kind. You cannot exchange for shares of the International Equity Portfolio because it is currently closed to new investors. In addition, certain Portfolios are not operational or may be unavailable to shareholders who purchased Portfolio shares through a Financial Intermediary. Contact your Financial Intermediary to determine which Portfolios are available for exchange.

Before you make an exchange, you should read the prospectus of the Portfolio(s) in which you seek to invest. The class of shares you receive in exchange will be determined in the same manner as any other purchase of shares, including minimum initial investment and account size requirements, and will not be based on the class of shares you surrender for the exchange. Exchange transactions are treated as a redemption followed by a purchase. Therefore, an exchange will be considered a taxable event for shareholders subject to tax. Exchange transactions will be processed at the net asset value per share next determined after receipt of the request.

Exchange requests may be made either by mail or telephone. Exchange requests by mail should be sent to Morgan Stanley Dean Witter Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder and the registration of the two accounts will be identical. The telephone exchange privilege is automatic and made available without shareholder election. Exchanges may be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Directors to assure that such exchanges do not disadvantage the Fund and its shareholders. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days notice to shareholders.

TRANSFER OF SHARES

Shareholders may transfer Portfolio shares to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. It may not be possible to transfer shares purchased through a Financial Intermediary. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring shares may affect the eligibility of an account for a given class of the Portfolio's shares and may result in involuntary conversion or redemption of such shares.

VALUATION OF SHARES

The net asset value per share of a class of shares of each of the non-money market Portfolios is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less all liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of a Portfolio. Net asset value per share of the non-money market Portfolios is determined as of the close of the NYSE (normally 4:00 p.m. Eastern
Time) on each day that the NYSE is open for business. The NYSE will be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Price information on listed securities is taken from the exchange where the security is primarily traded. Portfolio securities generally are valued at their market value. Securities listed on a U.S. securities exchange for which market quotations are available generally are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange generally are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date and for which market quotations are not readily available generally are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.

Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily unless collection is in doubt. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional-size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

The value of other assets and securities for which quotations are not readily available (including certain restricted and unlisted securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies generally will be converted into U.S. dollars at the mean of the bid and asked price of such currencies against the U.S. dollar as quoted by a major bank.

Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares.

The net asset value per share of each of the Money Market and Municipal Money Market Portfolios is determined by subtracting the Portfolio's liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio's investments and other assets and dividing the result by the total number of outstanding shares of the Portfolio. The net asset value per share of the Municipal Money Market Portfolio and the Money Market Portfolio are determined as of 11:00 a.m. and 12:00 noon (Eastern Time), respectively, on the days on which the NYSE is open. For purposes of calculating each money market Portfolio's net asset value per share, securities are valued by the "amortized cost" method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by the amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

                             MANAGEMENT OF THE FUND

OFFICERS AND DIRECTORS

The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors set broad policies for the Fund and choose its officers. Two Directors and all of the officers of the Fund are directors, officers or employees of MSDW Investment Management, Morgan Stanley or Chase Global Funds Services Company ("Chase Global"). Directors and officers of the Fund are also directors and officers of some or all of the other investment companies managed, administered, advised or distributed by MSDW Investment Management or its affiliates. The other Directors have no affiliation with MSDW Investment Management, Morgan Stanley or Chase Global. A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below:

NAME, ADDRESS AND AGE                      POSITION WITH FUND    PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------  ----------------------  --------------------------------------------------
Barton M. Biggs (66)*                    Chairman and Director   Chairman, Director and Managing Director of Morgan
 Morgan Stanley Dean Witter Investment                             Stanley Dean Witter Investment Management Inc.
 Management Inc.                                                   and Morgan Stanley Dean Witter Investment
 1221 Avenue of the Americas                                       Management Limited; Managing Director of Morgan
 New York, NY 10020                                                Stanley & Co. Incorporated; Member of the Yale
                                                                   Development Board; Chairman and Director of
                                                                   various U.S. registered investment companies
                                                                   managed by Morgan Stanley Dean Witter Investment
                                                                   Management Inc.

Michael F. Klein (40)*                   Director and President  Principal of Morgan Stanley & Co. Incorporated and
 Morgan Stanley Dean Witter Investment                             Morgan Stanley Dean Witter Investment Management
 Management Inc.                                                   Inc; President and Director of various U.S.
 1221 Avenue of the Americas                                       registered investment companies managed by
 New York, NY 10020                                                Morgan Stanley Dean Witter Investment Management
                                                                   Inc.; Previously practiced law with the New York
                                                                   firm of Rogers & Wells.

John D. Barrett, II (64)                 Director                Chairman and Director of Barrett Associates, Inc.
 Barrett Associates Inc.                                           (investment counseling); Director of the
 521 Fifth Avenue                                                  Ashforth Company (real estate); Director of
 New York, NY 10135                                                Morgan Stanley Dean Witter Universal Funds, Inc.
                                                                   and Morgan Stanley Dean Witter Strategic Adviser
                                                                   Fund, Inc.

Gerard E. Jones (62)                     Director                Partner in Richards & O'Neil LLP (law firm);
 Richards & O'Neil LLP                                             Director of Morgan Stanley Dean Witter Universal
 43 Arch Street                                                    Funds, Inc. and Morgan Stanley Dean Witter
 Greenwich, CT 06830                                               Strategic Adviser Fund, Inc.

Andrew McNally IV (59)                   Director                Director of Mercury Finance (consumer finance);
 333 North Michigan Avenue                                         Zenith Electronics, Hubbell, Inc. (industrial
 Suite 501                                                         electronics); Director of Morgan Stanley Dean
 Chicago, IL 60601                                                 Witter Universal Funds, Inc. and Morgan Stanley
                                                                   Dean Witter Strategic Adviser Fund, Inc.;
                                                                   Formerly, Chairman and Chief Executive Officer
                                                                   of Rand McNally & Company (publishing).

Samuel T. Reeves (65)                    Director                Chief Executive Officer, Pinnacle Trading LLC
 8211 North Fresno Street                                          (investments); Director of Morgan Stanley Dean
 Fresno, CA 93720                                                  Witter Universal Funds, Inc. and Morgan Stanley
                                                                   Dean Witter Strategic Adviser Fund, Inc. and
                                                                   Morgan Stanley Dean Witter India Investment
                                                                   Fund, Inc.

Fergus Reid (67)                         Director                Chairman and Chief Executive Officer of LumeLite
 85 Charles Colman Blvd                                            Plastics Corporation (injection molding);
 Pawling, NY 12564                                                 Trustee and Director of Vista Mutual Fund Group;
                                                                   Director of Morgan Stanley Dean Witter Universal
                                                                   Funds, Inc. and Morgan Stanley Dean Witter
                                                                   Strategic Adviser Fund, Inc. and Morgan Stanley
                                                                   Dean Witter India Investment Fund, Inc.

NAME, ADDRESS AND AGE                      POSITION WITH FUND    PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------  ----------------------  --------------------------------------------------
Frederick O. Robertshaw (65)             Director                Of Counsel, Copple, Chamberlin and Boehm, P.C.
 2025 North Third Street                                           Formerly of Counsel, Bryan, Cave LLP; (law
 Suite 300                                                         firms). Director of Morgan Stanley Dean Witter
 Phoenix, AZ 85004                                                 Universal Funds, Inc. and Morgan Stanley Dean
                                                                   Witter Strategic Adviser Fund, Inc.

Harold J. Schaaff, Jr. (39)              Vice President          Principal of Morgan Stanley & Co. Incorporated and
 Morgan Stanley Dean Witter Investment                             of Morgan Stanley Dean Witter Investment
 Management Inc.                                                   Management Inc.; General Counsel and Secretary
 1221 Avenue of the Americas                                       of Morgan Stanley Dean Witter Investment
 New York, NY 10020                                                Management Inc.; Vice President of various U.S.
                                                                   registered investment companies managed by
                                                                   Morgan Stanley Dean Witter Investment Management
                                                                   Inc.

Joseph P. Stadler (45)                   Vice President          Principal of Morgan Stanley & Co. Incorporated and
 Morgan Stanley Dean Witter Investment                             Morgan Stanley Dean Witter Investment Management
 Management Inc.                                                   Inc.; Previously with Price Waterhouse LLP (now
 1221 Avenue of the Americas                                       PricewaterhouseCoopers LLP) (accounting); Vice
 New York, NY 10020                                                President of various U.S. registered investment
                                                                   companies managed by Morgan Stanley Dean Witter
                                                                   Investment Management Inc.

Stefanie V. Chang (32)                   Vice President          Vice President of Morgan Stanley & Co.
 Morgan Stanley Dean Witter Investment                             Incorporated and Morgan Stanley Dean Witter
 Management Inc.                                                   Investment Management Inc.; Vice President of
 1221 Avenue of the Americas                                       various U.S. registered investment companies
 New York, NY 10020                                                managed by Morgan Stanley Dean Witter Investment
                                                                   Management Inc. Previously practiced law with
                                                                   the New York law firm of Rogers & Wells.

Mary E. Mullin (32)                      Secretary               Vice President of Morgan Stanley & Co.
 Morgan Stanley Dean Witter Investment                             Incorporated and Morgan Stanley Dean Witter
 Management Inc.                                                   Investment Management Inc.; Secretary of various
 1221 Avenue of the Americas                                       U.S. registered investment companies managed by
 New York, NY 10020                                                Morgan Stanley Dean Witter Investment Management
                                                                   Inc. Previously practiced law with the New York
                                                                   law firms of McDermott, Will & Emery and
                                                                   Skadden, Arps, Slate, Meagher & Flom LLP.

Karl O. Hartmann (44)                    Assistant Secretary     Senior Vice President, Secretary and General
 Chase Global Funds                                                Counsel of Chase Global Funds Services Company;
 Services Company                                                  Previously, President, Secretary and General
 73 Tremont Street                                                 Counsel, Leland, O'Brien, Rubinstein Associates,
 Boston, MA 02108-3913                                             Inc. (investments).

Belinda A. Brady (31)                    Treasurer               Fund Administration Manager, Chase Global Funds
 Chase Global Funds                                                Services Company; Treasurer of various U.S.
 Services Company                                                  registered investment companies managed by
 73 Tremont Street                                                 Morgan Stanley Dean Witter Investment Management
 Boston, MA 02108-3913                                             Inc. Previously was senior auditor at Price
                                                                   Waterhouse LLP (now PricewaterhouseCoopers LLP).

--------------

* "Interested Person" within the meaning of the 1940 Act.

COMPENSATION OF DIRECTORS AND OFFICERS

Effective June 28, 1995, the Fund and other funds managed by MSDW Investment Management (the "Fund Complex") will pay each of the Directors who is not an "interested person" an annual aggregate fee of $65,000, plus out-of-pocket expenses. The Fund Complex will pay each of the members of the Fund's Audit Committee, which consists of the Fund's Directors who are not "interested persons," an additional annual aggregate fee of $10,000 for serving on such committee. Directors' fees will be allocated among the funds in the Fund Complex in proportion to their respective average net assets. For the fiscal year ended December 31, 1998, the Fund paid approximately $442,000 in Directors' fees and expenses. Directors who are also officers or affiliated persons receive no remuneration from the Fund for their services as Directors. The Fund's officers and employees are paid by MSDW Investment Management or its agents. As of December 31, 1998, to Fund management's knowledge, the Directors and officers of the Fund, as a group, did not own more than 1% of the outstanding common stock of any Portfolio of the Fund.

The Fund maintains an unfunded Deferred Compensation Plan which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for attending meetings of the Board of Directors throughout the year. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to either of the following: (i) a rate equal to the prevailing rate for 90-day U.S. Treasury Bills, or (ii) a rate equal to the total return on one or more portfolios of the Fund or other funds in the Fund Complex selected by the Director. Distributions generally are in the form of equal annual installments over a period of five years beginning on the first day of the year following the year in which the Director's service terminates, except that the Board of Directors, in its sole discretion, may accelerate or extend such distribution schedule. The Fund intends that the Deferred Compensation Plan shall be maintained at all times on an unfunded basis for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The rights of an eligible Director and the beneficiaries to the amounts held under the Deferred Compensation Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund and the Fund Complex, respectively, in the fiscal year ended December 31, 1998.

                               COMPENSATION TABLE

                                                                    TOTAL COMPENSATION
                                                      AGGREGATE          FROM FUND
                                                    COMPENSATION     AND FUND COMPLEX
NAME OF PERSON, POSITION                              FROM FUND    PAYABLE TO DIRECTORS
--------------------------------------------------  -------------  ---------------------
Barton M. Biggs,
 Director and Chairman of the Board...............      None               None
Michael F. Klein,
 Director and President...........................      None               None
John D. Barrett, II                                                 $65,000 for service
 Director.........................................   $ 63,660         on three Boards
Gerard E. Jones,                                                    $72,100 for service
 Director.........................................   $ 63,660         on four Boards
Andrew McNally, IV+                                                 $75,000 for service
 Director.........................................   $ 73,455         on three Boards
Samuel T. Reeves,+                                                  $82,100 for service
 Director.........................................   $ 73,455         on four Boards
Fergus Reid,+                                                       $72,100 for service
 Director.........................................   $ 63,660         on four Boards
Frederick O. Robertshaw,+                                           $75,000 for service
 Director.........................................   $ 73,455         on three Boards

------------------

+ Messrs. McNally, Reeves, Reid and Robertshaw have elected, pursuant to the deferred compensation plan, to defer all, or a portion, of their compensation received from the Fund for the fiscal year ended December 31, 1998.

CODE OF ETHICS

The Board of Directors of the Fund has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which incorporates the Code of Ethics adopted by MSDW Investment Management (together, the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Codes require, among other things, that personal securities transactions by employees of MSDW Investment Management subject to an advance clearance process to monitor that such transactions are not in conflict with transactions in which the Funds are or may be engaged. The Codes ban the purchase of securities in an initial public offering and profiting on short-term trading of a security. The Codes comport with regulatory requirements and the recommendations in the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

MSDW Investment Management is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"). The principal offices of MSDW are located at 1585 Broadway, New York, NY 10036, and the principal offices of MSDW Investment Management are located at 1221 Avenue of the Americas, New York, NY 10020. MSDW Investment Management provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. Pursuant to the Investment Advisory Agreement, MSDW Investment Management is entitled to receive from the Class A and Class B shares of each Portfolio an annual management fee, payable quarterly, equal to the percentage of average daily net assets set forth in the table below. MSDW Investment Management has voluntarily agreed to a reduction in the fees payable to it and to reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of each Portfolio to exceed the percentage of average daily net assets set forth in the table below. In determining the actual amount of voluntary fee waiver and/or expense reimbursement for a Portfolio, if any, MSDW Investment Management excludes from annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. MSDW Investment Management reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion.

The following table shows, for each of the Class A and Class B shares of each Portfolio, (i) the contractual advisory fee as a percentage of average daily net assets; (ii) the advisory fee paid for each of the past three fiscal years;
(iii) the total operating expenses after voluntary fee waivers (excluding investment related expenses); and (iv) total operating expenses after voluntary fee waivers for the fiscal year ended December 31, 1998.

                                                                              ADVISORY FEE PAID
                                                                        (AFTER VOLUNTARY FEE WAIVERS)
                                                           -------------------------------------------------------
                                                              YEAR ENDED         YEAR ENDED         YEAR ENDED
                                            CONTRACTUAL    DECEMBER 31, 1998  DECEMBER 31, 1997  DECEMBER 31, 1996
PORTFOLIO                                  ADVISORY FEE          (000)              (000)              (000)
----------------------------------------  ---------------  -----------------  -----------------  -----------------
Emerging Markets Portfolio..............          1.25%        $  16,181*         $  21,203*         $  15,368*
Emerging Markets Debt Portfolio.........          1.00             1,410*             1,623*             1,887*
Latin American Portfolio................          1.10               636*               718                166
Active International Allocation
  Portfolio.............................          0.65             1,017                588                668
Asian Equity Portfolio..................          0.80                88              1,674              2,530
Asian Real Estate Portfolio.............          0.80                 0                  0                 --
China Growth Portfolio..................          1.25                --                 --                 --
European Equity Portfolio...............          0.80             2,015              1,696                832
European Real Estate Portfolio..........          0.80               178                  0                 --
Global Equity Portfolio.................          0.80             1,409                673                512
Gold Portfolio..........................          1.00                --                150                145
International Equity Portfolio..........          0.80            25,948             21,159             15,387
International Magnum Portfolio..........          0.80             1,728                984                125
International Small Cap Portfolio.......          0.95             2,462              2,268              1,914
Japanese Equity Portfolio...............          0.80               440              1,139              1,513
Focus Equity Portfolio..................          0.80             1,535              1,067                280
Small Company Growth Portfolio..........          1.00               616                558                978
Equity Growth Portfolio.................          0.60             4,635              2,961              1,043
MicroCap Portfolio......................          1.00                --                 --                 --
Technology Portfolio....................          1.00               135                  0                  0
U.S. Equity Plus Portfolio..............          0.45                85                  0                 --
U.S. Real Estate Portfolio..............          0.80             2,423              2,313                834
Value Equity Portfolio..................          0.50               342                415                562
Fixed Income Portfolio..................          0.35               473                294                323
Global Fixed Income Portfolio...........          0.40                77                182                210
High Yield Portfolio....................          0.375              711*               489*               382
Mortgage-Backed Securities Portfolio....          0.35                --                 --                 --
Municipal Bond Portfolio................          0.35                51                 67                 30
Money Market Portfolio..................          0.30             5,176*             4,066*             3,343*
Municipal Money Market Portfolio........          0.30             2,881*             2,213*             1,932*

                                                                              TOTAL OPERATING
                                                TOTAL OPERATING               EXPENSES AFTER
                                                EXPENSES AFTER                 VOLUNTARY FEE
                                                 VOLUNTARY FEE                WAIVERS FOR THE
                                                    WAIVERS                     FISCAL YEAR
                                                  (EXCLUDING                       ENDED
                                                  INVESTMENT                   DECEMBER 31,
                                               RELATED EXPENSES)                   1998
                                          ---------------------------   ---------------------------
PORTFOLIO                                   CLASS A        CLASS B        CLASS A        CLASS B
----------------------------------------  ------------   ------------   ------------   ------------
Emerging Markets Portfolio..............         1.75%          2.00%          1.81%          2.06%
Emerging Markets Debt Portfolio.........         1.75           2.00           2.38           2.62
Latin American Portfolio................         1.70           1.95           1.81           2.01
Active International Allocation
  Portfolio.............................         0.80           1.05           0.80           1.05
Asian Equity Portfolio..................         1.00           1.25           1.19           1.47
Asian Real Estate Portfolio.............         1.00           1.25           1.05           1.38
China Growth Portfolio..................           --             --             --             --
European Equity Portfolio...............         1.00           1.25           1.00           1.25
European Real Estate Portfolio..........         1.00           1.25           1.03           1.28
Global Equity Portfolio.................         1.00           1.25           1.00           1.25
Gold Portfolio..........................           --             --             --             --
International Equity Portfolio..........         1.00           1.25           1.00           1.25
International Magnum Portfolio..........         1.00           1.25           1.00           1.25
International Small Cap Portfolio.......         1.15             --           1.15             --
Japanese Equity Portfolio...............         1.00           1.25           1.11           1.36
Focus Equity Portfolio..................         1.00           1.25           1.01           1.26
Small Company Growth Portfolio..........         1.25           1.50           1.25           1.50
Equity Growth Portfolio.................         0.80           1.05           0.80           1.05
MicroCap Portfolio......................           --             --             --             --
Technology Portfolio....................         1.25           1.50           1.29           1.55
U.S. Equity Plus Portfolio..............         0.80           1.05           0.80           1.05
U.S. Real Estate Portfolio..............         1.00           1.25           1.00           1.25
Value Equity Portfolio..................         0.70           0.95           0.70           0.95
Fixed Income Portfolio..................         0.45           0.60           0.45           0.60
Global Fixed Income Portfolio...........         0.50           0.65           0.50           0.65
High Yield Portfolio....................         0.67           0.95           0.67           0.95
Mortgage-Backed Securities Portfolio....           --             --             --             --
Municipal Bond Portfolio................         0.45             --           0.45             --
Money Market Portfolio..................         0.49             --           0.49             --
Municipal Money Market Portfolio........         0.50             --           0.50             --

----------------

* No fee waivers were necessary for this portfolio because total operating expenses did not exceed the expense limitation.

INVESTMENT SUB-ADVISERS

Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), with principal offices at Two World Trade Center, New York, New York 10048, serves as the investment sub-adviser to the Money Market and Municipal Money Market Portfolios pursuant to an investment sub-advisory agreement with MSDW Investment Management. As compensation for managing the day-to-day investments of the Money Market and Municipal Money Market Portfolios, MSDW Investment Management pays MSDW Advisors 40% of the investment advisory fee that MSDW Investment Management receives from each of those Portfolios.

Sun Valley Gold Company ("Sun Valley"), with principal offices at 620 Sun Valley Road, Sun Valley, Idaho, serves as the investment sub-adviser of the Gold Portfolio, pursuant to a sub-advisory agreement among the Fund, MSDW Investment Management and Sun Valley (the "Sub-Advisory Agreement"). MSDW Investment Management and Sun Valley have entered into an indemnification agreement under which, generally, Sun Valley has agreed to indemnify MSDW Investment Management and the Fund for claims or losses in connection with any failure by Sun Valley to comply with its obligations under the Sub-Advisory Agreement or related agreements or any act or omission that amounts to negligence, misfeasance or bad faith, and MSDW Investment Management has agreed to indemnify Sun Valley for claims or losses in connection with any failure by MSDW Investment Management to comply with its obligations under the Sub-Advisory Agreement or related agreements. As compensation for sub-advisory services for the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996, Sun Valley earned fees of approximately $172, $106,000 and $110,000, respectively, and from such fees voluntarily waived fees of $172, $46,000 and $52,000, respectively.

PRINCIPAL UNDERWRITER

Morgan Stanley serves as principal underwriter to the Fund. For information relating to the services provided by Morgan Stanley see "Distribution of Shares."

FUND ADMINISTRATION

MSDW Investment Management also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statement under federal laws. The Administration Agreement also provides that MSDW Investment Management, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays MSDW Investment Management a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio.

SUB-ADMINISTRATOR. Under an agreement between MSDW Investment Management and Chase Bank, Chase Global, a corporate affiliate of Chase Bank, provides certain administrative services to the Fund. MSDW Investment Management supervises and monitors the administrative services provided by Chase Global. Their services are also subject to the supervision of the officers and Board of Directors of the Fund. Chase Global provides operational and administrative services to investment companies with approximately $176 billion in assets and having approximately 731,617 shareholder accounts as of December 31, 1998. Chase Global's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

CUSTODIAN

Chase Bank, located at 73 Tremont Street, Boston, MA 02108-3913, acts as the Fund's custodian.

DIVIDEND DISBURSING AND TRANSFER AGENT

Chase Global, 73 Tremont Street, Boston, MA 02108-3913, provides dividend disbursing and transfer agency for the Fund pursuant to the Sub-Administration Agreement.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, located at 1177 Avenue of the Americas, New York, NY, serves as independent accountants for the Fund and audits the annual financial statements of each Portfolio.

FUND COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, PA 19103, acts as the Fund's legal counsel.

YEAR 2000

The management and distribution services provided to the Fund by MSDW Investment Management, the Sub-Advisers and Morgan Stanley depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. MSDW Investment Management, the Sub-Advisers and Morgan Stanley have been actively working on necessary changes to their own computer systems to deal with the year 2000 problem and expect that their systems will be adapted before that date. There can be no assurance, however, that they will be successful. In addition, other unaffiliated service providers may be faced with similar problems. MSDW Investment Management, the Sub-Advisers and Morgan Stanley are monitoring their remedial efforts, however, there can be no assurance that they and the services they provide will not be adversely affected.

In addition, it is possible that the markets for securities in which the Portfolios invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolios' investments may be adversely affected.

                             DISTRIBUTION OF SHARES

Morgan Stanley, a wholly-owned subsidiary of MSDW, serves as the Fund's exclusive distributor of Portfolio shares pursuant to a Distribution Agreement. In addition, to promote the sale of Fund shares, the Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio (except the Municipal Money Market and International Small Cap Portfolios which do not offer Class B shares) under Rule 12b-1 of the 1940 Act (each, a "Plan"). Under each Plan, Morgan Stanley is entitled to receive as compensation from each Portfolio a fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the average daily net assets of the Class B shares. Each Plan is designed to compensate Morgan Stanley for its services in connection with distributing shares of all Portfolios. Morgan Stanley may retain any portion of the fees it does not expend in meeting its obligations to the Fund. Morgan Stanley may compensate financial intermediaries, plan fiduciaries and administrators for providing distribution-related services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of Class B shares.

The Plans for the Class B shares were most recently approved by the Fund's Board of Directors, including those directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto, on June 22, 1999.

The following table describes the 12b-1 fees paid by each Portfolio pursuant to the Plan and the distribution-related expenses for each Portfolio for the fiscal year ended December 31, 1998. To the extent that expenditures on distribution-related activities exceed the fees paid by a Portfolio, the excess amounts were paid by MSDW Investment Management or Morgan Stanley out of their own resources.


                                                                                                                    12b-1
                                                          PRINTING                                                   FEES
                                                            AND                                                    RETAINED
                                                          MAILING                                                     BY
                                                            OF                                                      MORGAN
                                           TOTAL          PROSPECTUSES                                             STANLEY/
                                          DISTRIBUTION      TO                                                     (EXPENDITURES
                                          (12b-1)          OTHER                                     COMPENSATION     IN
                                            FEES           THAN                                        TO           EXCESS
                                          PAID BY         CURRENT        SHAREHOLDER     SUB-         SALES        OF 12b-1
                                          PORTFOLIO       SHAREHOLDERS   SERVICING     DISTRIBUTION  PERSONNEL      FEES)
                                          ---------------------------------------------------------------------------------
Emerging Markets Portfolio............    $24,638         $   61         $ 0           $ 3,282       $4,601        $16,694
Emerging Markets Debt Portfolio.......      7,687             18           0                 0        2,171          5,498
Latin American Portfolio..............     14,726             88           0                 0        4,246         10,392
Active International Allocation
  Portfolio...........................        270              4           0             3,171           44         (2,949)
Asian Equity Portfolio................      3,550             62           0                 0          791          2,697
Asian Real Estate Portfolio...........        657             61           0                 0          228            368
European Equity Portfolio.............     17,905            220           0                 0        6,507         11,178
European Real Estate Portfolio........      6,949            563           0                 0        2,659          3,726
Global Equity Portfolio...............     25,617            298         107            14,945        5,385          4,881
Gold Portfolio........................        353         11,112           0                 0            0        (10,759)
International Equity Portfolio........     23,384              3           0            17,476          395          5,510
International Magnum Portfolio........     74,482          1,143         348           130,116        7,842        (64,967)
Japanese Equity Portfolio.............      3,874             19           0                 0        1,386          2,468
Focus Equity Portfolio................     49,909             85         309                28       18,336         31,151
Small Company Growth Portfolio........      3,317             17           0             3,143          695           (538)
Equity Growth Portfolio...............    136,313            705         455           112,568        5,844         16,741
Technology Portfolio..................      2,696            399           0                 0          483          1,815
U.S. Equity Plus Portfolio............      2,475             52           0             1,724          442            257
U.S. Real Estate Portfolio............     44,738             49           0                 0        8,543         36,146
Value Equity Portfolio................      5,179             20           0                 0        1,654          3,505
Fixed Income Portfolio................      6,409            201         309                 0        1,981          3,918
Global Fixed Income Portfolio.........        519              5           0                 0           16            498
High Yield Portfolio..................     87,978            181           0                 0       34,480         53,318

                              BROKERAGE PRACTICES

PORTFOLIO TRANSACTIONS

MSDW Investment Management, as each Portfolio's investment adviser, is responsible for decisions to buy and sell securities for each Portfolio, for broker-dealer selection and for negotiation of commission rates. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

On occassion, a Portfolio may purchase certain money market instruments directly from an issuer without payment of a commission or concession. Money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.

The Fund anticipates that certain of its transactions involving foreign securities will be effected on securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

MSDW Investment Management serves as investment adviser to a number of clients, including other investment companies. MSDW Investment Management attempts to equitably allocate purchase and sale transactions among the Portfolios of the Fund and other client accounts. To that end, MSDW Investment Management considers various factors, including respective investment objectives, relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios of the Fund and other client accounts.

MSDW Investment Management selects the brokers or dealers that will execute the purchases and sales of investment securities for each Portfolio. MSDW Investment Management seeks the best execution for all portfolio transactions. A Portfolio may pay higher commission rates than the lowest available when MSDW Investment Management believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, MSDW Investment Management relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgement in evaluating the brokerage and research services received from the broker effecting the transaction. MSDW Investment Management is unable to ascertain the value of these services due to the subjective nature of their determinations.

In cases where suitable price and execution are obtainable from more than one broker or dealer, MSDW Investment Management may place portfolio transactions with those who also furnish research and other services to the Fund and MSDW Investment Management. Such services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investment, wire services, and appraisals or evaluations of portfolio securities. MSDW Investment Management may use these research services to service all of its accounts and may not use all of these services in connection with providing investment advice to the Portfolios. While the receipt of such information and services would generally reduce the amount of research or services otherwise performed by MSDW Investment Management and thus reduce its expenses, the value of such reduction is indeterminable and therefore will not reduce the fees paid to MSDW Investment Management.

It is not the Fund's practice to direct brokerage or principal business on the basis of sales of Portfolio shares which may be made through intermediary brokers or dealers. However, MSDW Investment Management may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable Portfolio to their clients or who act as agents in the purchase of shares of the Portfolio for their clients.

Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of MSDW Investment Management to effect Portfolio brokerage transactions under procedures adopted by the Fund's Board of Directors. Pursuant to these procedures, MSDW Investment Management uses two broker-dealer affiliates, Morgan Stanley (including Morgan Stanley International Limited) and Dean Witter Reynolds, Inc. ("DWR"), each of which is wholly owned by MSDW for such transactions, the commission rates and other remuneration paid to Morgan Stanley or DWR must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker.

For the fiscal years ended December 31, 1996, 1997 and 1998, the Fund paid brokerage commissions of approximately $16,908,169, $25,893,432 and $23,357,888, respectively. For the fiscal years ended December 31, 1996, 1997 and 1998, the Fund paid in the aggregate $826,686, $1,060,894 and $755,255, respectively, as brokerage commissions to Morgan Stanley, an affiliated broker-dealer, which represented 5%, 4.10% and 3.23% of the total amount of brokerage commissions paid in each respective period. For the fiscal years ended December 31, 1996, 1997 and 1998, the Fund paid in the aggregate $38,877, $7,010 and $0, respectively, as brokerage commissions to DWR, an affiliated broker-dealer which represented 0.23%, 0.03% and 0% of the total amount of brokerage commissions paid in the period. For the fiscal years ended December 31, 1996, 1997 and 1998, the Fund paid $0, $0 and $0, respectively, as brokerage commissions to Sun Valley Gold Trading, Inc., a broker-dealer affiliated with the Sub-Adviser.

                                                 BROKERAGE COMMISSIONS PAID DURING FISCAL YEAR ENDED DECEMBER 31, 1998
                                       ------------------------------------------------------------------------------------------
                                                     COMMISSIONS PAID TO MORGAN STANLEY           COMMISSIONS PAID TO DWR
                                                    -------------------------------------  --------------------------------------
                                                                              PERCENT OF                              PERCENT OF
                                          TOTAL                  PERCENT OF      TOTAL                  PERCENT OF      TOTAL
                                       COMMISSIONS     TOTAL        TOTAL      BROKERED       TOTAL        TOTAL       BROKERED
PORTFOLIO                                 PAID      COMMISSIONS  COMMISSIONS  TRANSACTIONS COMMISSIONS  COMMISSIONS  TRANSACTIONS
-------------------------------------  -----------  -----------  -----------  -----------  -----------  -----------  ------------
Emerging Markets.....................  $7,405,604   $  427,280        5.77%        3.54%   $     0             0%            0%
Emerging Markets Debt................      11,600            0           0            0          0             0             0
Latin American.......................     612,986       16,187        2.64         3.79          0             0             0
Active International Allocation......     271,986        1,858        0.68         0.29          0             0             0
Asian Equity.........................     893,159       63,049        7.06         7.37          0             0             0
Asian Real Estate....................      89,878       13,591       15.12        12.27          0             0             0
China Growth.........................          --           --          --           --         --            --            --
European Equity......................     701,142       23,472        3.35         2.98          0             0             0
European Real Estate.................     262,099       18,479        7.05         7.79          0             0             0
Global Equity........................     428,439       33,841        7.90         7.62          0             0             0
Gold.................................          --           --          --           --         --            --            --
International Equity.................   4,447,250       36,072        0.81         0.63          0             0             0
International Magnum.................     505,962       39,045        7.72         5.98          0             0             0
International Small Cap..............     613,660       11,066        1.80         1.71          0             0             0
Japanese Equity......................     345,321       71,315       20.65        21.77          0             0             0
Focus Equity.........................   1,412,028            0           0            0          0             0             0
Small Company Growth.................     646,865            0           0            0          0             0             0
Equity Growth........................   2,460,784            0           0            0          0             0             0
MicroCap.............................          --           --          --           --         --            --            --
Technology...........................      80,839            0           0            0          0             0             0
U.S. Equity Plus.....................     125,983            0           0            0          0             0             0
U.S. Real Estate.....................   1,677,239            0           0            0          0             0             0
Value Equity.........................     361,047            0           0            0          0             0             0
Fixed Income.........................           0            0           0            0          0             0             0
Global Fixed Income..................       4,017            0           0            0          0             0             0
High Yield...........................           0            0           0            0          0             0             0
Mortgage-Backed Securities...........          --           --          --           --         --            --            --
Municipal Bond.......................           0            0           0            0          0             0             0
Money Market.........................           0            0           0            0          0             0             0
Municipal Money Market...............           0            0           0            0          0             0             0

                                     BROKERAGE COMMISSION PAID DURING FISCAL YEARS ENDED DECEMBER 31, 1997 AND 1996
                                     ------------------------------------------------------------------------------
                                      FISCAL YEAR ENDED DECEMBER 31, 1997     FISCAL YEAR ENDED DECEMBER 31, 1996
                                     --------------------------------------  --------------------------------------
PORTFOLIO                               TOTAL     MORGAN STANLEY     DWR        TOTAL     MORGAN STANLEY     DWR
-----------------------------------  -----------  --------------  ---------  -----------  --------------  ---------
Emerging Markets...................  $ 9,553,152    $  508,656    $       0  $ 6,039,656    $  289,626    $       0
Emerging Markets Debt..............            0             0            0            0             0            0
Latin American.....................      934,181        48,639            0      249,467         2,877            0
Active International Allocation....      221,850             8            0      188,552             0            0
Asian Equity.......................    3,340,107       269,475            0    3,175,674       353,698            0
Asian Real Estate..................       17,777         1,663            0            0             0            0
China Growth.......................           --            --           --           --            --           --
European Equity....................      428,978           893            0      275,043        12,233            0
European Real Estate...............       57,604           760            0            0             0            0
Global Equity......................      146,658         7,724            0       81,495         5,317            0
Gold...............................      182,258             0            0      233,038             0            0
International Equity...............    4,108,858        34,331            0    2,367,148        47,399            0
International Magnum...............      478,263         3,816            0      165,305         2,824            0
International Small Cap............      534,567         4,183            0      393,734             0            0
Japanese Equity....................      687,376       133,968            0      867,664       105,167            0
Focus Equity.......................      914,888             0            0      372,406             0        5,136
Small Company Growth...............      237,105             0            0      124,901             0            0
Equity Growth......................    1,911,995           108        1,988      883,032             0       15,596
MicroCap...........................           --            --           --           --            --           --
Technology.........................      138,077             0            0        7,481             0            0
U.S. Equity Plus...................        7,886            18            0            0             0            0
U.S. Real Estate...................    1,886,276        46,652        5,022    1,299,319         7,545       18,145
Value Equity.......................      105,576             0            0      182,049             0            0
Fixed Income.......................            0             0            0          195             0            0
Global Fixed Income................            0             0            0        2,010             0            0
High Yield.........................            0             0            0            0             0            0
Mortgage-Backed Securities.........           --            --           --           --            --           --
Municipal Bond.....................            0             0            0            0             0            0
Money Market.......................            0             0            0            0             0            0
Municipal Money Market.............            0             0            0            0             0            0

DIRECTED BROKERAGE. During the fiscal year ended December 31, 1998, the Portfolios paid brokerage commissions to brokers because of research services provided as follows:

                                                                       AGGREGATE DOLLAR
                                           BROKERAGE COMMISSIONS           AMOUNT OF
                                           DIRECTED IN CONNECTION      TRANSACTIONS FOR
                                           WITH RESEARCH SERVICES         WHICH SUCH
                                                PROVIDED FOR         COMMISSIONS WERE PAID
                                             FISCAL YEAR ENDED       FOR FISCAL YEAR ENDED
PORTFOLIO                                    DECEMBER 31, 1998         DECEMBER 31, 1998
----------------------------------------  ------------------------   ---------------------
Emerging Markets Portfolio..............               $7,405,812           $2,241,296,166
Emerging Markets Debt Portfolio.........                        0                       0
Latin American Portfolio................                  612,986             230,160,264
Active International Allocation
  Portfolio.............................                  255,092             224,941,791
Asian Equity Portfolio..................                  293,532              67,516,559
Asian Real Estate Portfolio.............                   58,809              14,161,736
China Growth Portfolio..................                      N/A                     N/A
European Equity Portfolio...............                  739,258             347,577,655
European Real Estate Portfolio..........                  263,789             108,874,551
Global Equity Portfolio.................                  456,706             175,432,477
Gold Portfolio..........................                        0                       0
International Equity Portfolio..........                4,586,374           1,995,907,557
International Magnum Portfolio..........                  516,796             246,447,717
International Small Cap Portfolio.......                  613,660             204,510,589
Japanese Equity Portfolio...............                  345,321             104,278,294
Focus Equity Portfolio..................                1,289,435           1,098,897,090
Small Company Growth Portfolio..........                  550,811             226,180,414
Equity Growth Portfolio.................                2,261,341           1,908,412,584
MicroCap Portfolio......................                      N/A                     N/A
Technology Portfolio....................                   34,661              19,544,710
U.S. Equity Plus Portfolio..............                  125,983             209,002,634
U.S. Real Estate Portfolio..............                1,599,199             665,867,048
Value Equity Portfolio..................                  290,224             220,036,989
Fixed Income Portfolio..................                        0                       0

                                                                       AGGREGATE DOLLAR
                                           BROKERAGE COMMISSIONS           AMOUNT OF
                                           DIRECTED IN CONNECTION      TRANSACTIONS FOR
                                           WITH RESEARCH SERVICES         WHICH SUCH
                                                PROVIDED FOR         COMMISSIONS WERE PAID
                                             FISCAL YEAR ENDED       FOR FISCAL YEAR ENDED
PORTFOLIO                                    DECEMBER 31, 1998         DECEMBER 31, 1998
----------------------------------------  ------------------------   ---------------------
Global Fixed Income Portfolio...........                    4,017               1,917,535
High Yield Portfolio....................                        0                       0
Mortgage-Backed Securities Portfolio....                      N/A                     N/A
Municipal Bond Portfolio................                        0                       0
Money Market Portfolio..................                        0                       0
Municipal Money Market Portfolio........                        0                       0

REGULAR BROKER-DEALERS. The Fund's regular broker-dealers are (i) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Portfolio shares. During the fiscal year ended December 31, 1998, the following Portfolios purchased securities issued by the Fund's regular broker-dealers:

                                                                                                           VALUE OF PORTFOLIO
                                                                                                                 HOLDING
PORTFOLIO                                                                 REGULAR BROKER-DEALER          AS OF DECEMBER 31, 1998
-----------------------------------------------------------------  ------------------------------------  -----------------------
Equity Growth Portfolio..........................................  Merrill Lynch & Co.                        $   5,280,000
U.S. Equity Plus Portfolio.......................................  Bear Stearns & Co.                         $     348,000
                                                                   Lehman Brothers Holdings, Inc.             $     383,000
Value Equity Portfolio...........................................  Bear Stearns & Co.                         $     301,000

PORTFOLIO TURNOVER. The Portfolios generally do not invest for short-term trading purposes, however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies. Higher portfolio turnover (e.g., over 100%) necessarily will cause the Portfolios to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under "Taxes," to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

                              GENERAL INFORMATION

FUND HISTORY

The Fund was incorporated pursuant to the laws of the State of Maryland on June 16, 1988 under the name Morgan Stanley Institutional Fund, Inc. The Fund filed a registration statement with the SEC registering itself as an open-end management investment company offering diversified and non-diversified series under the 1940 Act and its shares under the Securities Act of 1933, as amended, and commenced operations on November 15, 1988. Effective December 1, 1998, the Fund changed its name to Morgan Stanley Dean Witter Institutional Fund, Inc.

DESCRIPTION OF SHARES AND VOTING RIGHTS

The Fund's Amended and Restated Articles of Incorporation permit the Directors to issue 40 billion shares of common stock, par value $.001 per share, from an unlimited number of classes or series of shares. The Fund currently consists of shares of thirty Portfolios. Each Portfolio offers Class A and Class B shares except that the Municipal Money Market and International Small Cap Portfolios offer only Class A shares.

The shares of each Portfolio of the Fund are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. Portfolio shares have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Shareholders are entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Fund.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund's policy is to distribute substantially all of each Portfolio's net investment income, if any. The Fund may also distribute any net realized capital gains in the amount and at the times that will avoid both income (including taxable gains) taxes on it and the imposition of the federal excise tax on income and capital gains (see "Taxes"). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes for shareholders subject to tax as set forth herein and in the applicable Prospectus.

As set forth in the Prospectuses, unless you elect otherwise in writing, all dividends and capital gains distributions for a class of shares are automatically reinvested in additional shares of the same class of the Portfolio at net asset value (as of the business day following the record date). This automatic reinvestment of dividends and distributions will remain in effect until you notify the Fund in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions reinvested in shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected.

                                     TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund, Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund, Portfolios or shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes. Thus, the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Fund as a whole.

REGULATED INVESTMENT COMPANY QUALIFICATION

Each Portfolio intends to qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. In order to so qualify, each Portfolio must, among other things, (i) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts; and (ii) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or business. For purposes of the 90% of gross income requirement described above, foreign currency gains which are not directly related to a Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.

In addition to the requirements described above, in order to qualify as a RIC, a Portfolio must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders. If a Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

If a Portfolio fails to qualify as a RIC for any taxable year, all of its income will be subject to tax at regular corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Portfolio's current and accumulated earnings and profits, and will be eligible for the corporate dividends-received deduction for corporate shareholders.

GENERAL TAX TREATMENT OF QUALIFYING RICS AND SHAREHOLDERS

Each Portfolio intends to distribute substantially all of its taxable net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from a Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by a Portfolio generally will not qualify for the dividends-received deduction for corporate shareholders. Each Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.

Each Portfolio will decide whether to distribute or to retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. Distributions of net capital gain are taxable to shareholders as a long-term capital gain regardless of how long shareholders have held their shares. Each Portfolio will send reports annually to shareholders regarding the federal income tax status of all distributions made during the preceding year. If any such gains are retained, the Portfolio will pay federal income tax thereon, and, if the Portfolio makes an election, the shareholders will include such undistributed gains in their income, will increase their tax basis in Portfolio shares by 65% of the amount included in their income and will be able to claim their share of the tax paid by the Portfolio as a refundable credit.

Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.

A gain or loss realized by a shareholder on the sale, exchange or redemption of shares of a Portfolio held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds 12 months and otherwise will be short-term. Any loss realized on a sale, exchange or redemption of shares of a Portfolio will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

The conversion of Class A shares to Class B shares will not be a taxable event to the shareholder.

Each Portfolio will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gain over short-term and long-term capital losses, including any available capital loss carryforwards), prior to the end of each calendar year to avoid liability for federal excise tax.

The Fund may be required to withhold and remit to the U.S. Treasury 31% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding by the Internal Revenue Service; or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

A Section 1256 position held by a Portfolio will generally be marked-to-market (i.e. treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within a Portfolio. The acceleration of income on Section 1256 positions may require a Portfolio to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Portfolio may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Any or all of these rules may, therefore, affect the amount, character and timing of income earned and, in turn, distributed to shareholders by a Portfolio.

As discussed above, in order for each Portfolio to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from certain qualifying income, including dividends, interest, income derived from loans of securities, and gains from the sale or other disposition of stock, securities or foreign currencies, or other related income, including gains from options, futures and forward contracts, derived with respect to its business of investing in stock, securities or currencies. Any net gain realized from the closing out of futures contracts will therefore generally be qualifying income for purposes of the 90% requirement.

SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY AND DERIVATIVES TRANSACTIONS. In general, gains from foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies are currently considered to be qualifying income for purposes of determining whether the Portfolio qualifies as a RIC. It is unclear, however, who will be treated as the issuer of certain foreign currency instruments or how foreign currency options, futures, or forward foreign currency contracts will be valued for purposes of the regulated investment company diversification requirements applicable to the Portfolio. The Portfolio may request a private letter ruling from the Internal Revenue Service on some or all of these issues.

Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss under Code Section 988. Also, certain foreign exchange gains or losses derived with respect to foreign fixed-income securities are also subject to Section 988 treatment. In general, therefore, Code Section 988 gains or losses will increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain.

A Portfolio's investment in options, swaps and related transactions, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse or closing out of the option or sale of the underlying stock or security. By contrast, a Portfolio's treatment of certain other options, futures and forward contracts entered into by a Portfolio is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

When a Portfolio holds options or futures contracts which substantially diminish their risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Portfolio securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

SPECIAL TAX CONSIDERATIONS RELATING TO MUNICIPAL BOND AND MUNICIPAL MONEY MARKET
  PORTFOLIOS

Each of the Municipal Bond Portfolio and the Municipal Money Market Portfolio will qualify to pay "exempt interest dividends" to its shareholders, provided that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. Current federal tax law limits the types and volume of bonds qualifying for federal income tax exemption of interest, which may have an effect on the ability of these Portfolios to purchase sufficient amounts of tax-exempt securities to satisfy this requirement. Any loss on the sale or exchange of shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the selling shareholder with respect to such shares.

In addition, for the Municipal Bond Portfolio and the Municipal Money Market Portfolio, exempt-interest dividends are excludable from a shareholder's gross income for regular Federal income tax purposes. Exempt-interest dividends may, nevertheless, be subject to the alternative minimum tax imposed by Section 55 of the Code (the "Alternative Minimum Tax"). The Alternative Minimum Tax is imposed at the rate of up to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. The Portfolios intend, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Municipal Bond Portfolio and the Municipal Money Market Portfolio and will be applied uniformly to all dividends declared with respect to the Portfolios during that year. This percentage may differ from the actual percentage for any particular day.

Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio. "Substantial user" is defined generally for these purposes as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

Issuers of bonds purchased by the Municipal Bond Portfolio (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The state and local tax consequences of an investment in either the Municipal Bond or Municipal Money Market Portfolios may differ from the federal consequences described above and shareholders are urged to consult their tax advisers with respect to such aspects.

SPECIAL TAX CONSIDERATIONS RELATING TO FOREIGN INVESTMENTS

Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss to the Portfolio. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss to the Portfolio. These gains or losses increase or decrease the amount of a Portfolio's net investment income available to be distributed to its shareholders as ordinary income.

It is expected that each Portfolio will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, and a Portfolio may be subject to foreign income taxes with respect to other income. So long as more than 50% in value of a Portfolio's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Portfolio may elect to treat certain foreign income taxes imposed on it for U.S. federal income tax purposes as paid directly by its shareholders. A Portfolio will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Portfolio makes the election, shareholders will be required to include in income their proportionate share of the amount of foreign income taxes treated as imposed on the Portfolio and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction, for their shares of the foreign income taxes in computing their federal income tax liability.

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Except in the case of the International Equity, Global Equity, European Equity, Japanese Equity, Asian Equity, Global Fixed Income, International Fixed Income, International Magnum, International Small Cap, Latin American and China Growth Portfolios, it is not expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. However, these foreign withholding taxes may not have a significant impact on such Portfolios, because each Portfolio's investment objective is to seek long-term capital appreciation and any dividend or interest income should be considered incidental.

Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to a number of complex limitations regarding the availability and utilization of the credit. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Portfolio. Shareholders are urged to consult their tax advisors regarding the application of these rules to their particular circumstances.

TAXES AND FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation, or a foreign partnership ("Foreign Shareholder") depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Portfolio is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of net investment income plus the excess of net short-term capital gains over net long-term capital losses will be subject to U.S. withholding tax at the rate of 30% (or such lower treaty rate as may be applicable) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Portfolio, distributions of net long-term capital gains, and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from a Portfolio is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions from the Portfolio and any gains realized upon the sale of shares of the Portfolio, will be subject to U.S. federal income tax at the rates applicable to U.S. citizens and residents or domestic corporations.

A Portfolio may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with Internal Revenue Service certification requirements.

The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Portfolio, including the potential application of the provisions of the Foreign Investment in Real Estate Property Tax Act of 1980, as amended.

STATE AND LOCAL TAX CONSIDERATIONS

Rules of U.S. state and local taxation of dividend and capital gains from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other U.S. state and local tax rules regarding an investment in the Fund.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS

The following shareholders may be deemed to control the following Portfolios because they are record owners of 25% or more of the outstanding shares of that Portfolio of the Fund as of April 5, 1999. For each control person, the following table provides the name, address and percentage of outstanding shares of such Portfolio owned.

ASIAN REAL ESTATE PORTFOLIO: Morgan Stanley Asset Management Inc., Attn: Elisa Divito, 1221 Avenue of the Americas, New York, New York 10020 owned 58.42% of such Portfolio's total outstanding shares.

U.S. EQUITY PLUS PORTFOLIO: Morgan Stanley Dean Witter Foundation, Attn:
Kathleen Toohill 27th Floor, 1221 Avenue of the Americas, New York, New York 10020 owned 27.28% of such Portfolio's total outstanding shares.

The Flinn Foundation, Northern Trust Co., Master Trust Dept., 7th Floor, P.O. Box 92984, Chicago, Il 60675 owned 35.24% of such Portfolio's total outstanding shares.

SMALL COMPANY GROWTH PORTFOLIO: Allendale Mutual Insurance Co., Attn: Thomas H. Clark, P.O. Box 7500, Johnston, RI 0219-0750 owned 44.80% of such Portfolio's total outstanding shares.

FIXED INCOME PORTFOLIO: Morgan Stanley & Co. 401(k) Pension Plan, Cust c/o Northern Trust Co. Cust, 770 Broadway, New York, NY 10003 owned 29.02% of such Portfolio's total outstanding shares.

GLOBAL FIXED INCOME PORTFOLIO: Northern Trust Co. as Custodian FBO The Lund Foundation, P.O. Box 92956, Chicago, IL 60675 owned 40.69% of such Portfolio's total outstanding shares.

GLOBAL EQUITY PORTFOLIO: Ministers & Missionaries Benefit, 475 Riverside Drive, New York, NY 10115-0049 owned 30.64% of such Portfolio's total outstanding shares.

ASIAN EQUITY PORTFOLIO: Association De Biefsaissance et de Retraite des Pollciers de la Communaue, 480 Gilford Street, Suite 200, Montreal, Quebec Canada owned 28.37% of such Portfolio's total outstanding shares.

Morgan Stanley & Co 401(k) Pension Plan, Cust c/o Northern Trust Co. Cust, 770 Broadway, New York, NY 10003 owned 29.28% of such Portfolio's total outstanding shares.

LATIN AMERICAN PORTFOLIO: The Hostetter Foundation, The Pilot House, Lewis Wharf, Boston, MA 02110 owned 30.50% of such Portfolio's total outstanding shares.

FOCUS EQUITY PORTFOLIO: Morgan Stanley & Co 401(k) Pension Plan, Cust c/o Northern Trust Co. Cust, 770 Broadway, New York, NY 10003 owned 27.76% of such Portfolio's total outstanding shares.

INTERNATIONAL MAGNUM PORTFOLIO: Bankers Trust TTEE, Harris Corporation Union Retirement Plan, 1025 W. NASA Blvd., Boston, MA 02110 owned 27.62% of such Portfolio's total outstanding shares.

PRINCIPAL HOLDERS

The following shareholders are record owners of 5% or more of the outstanding shares of any class of Portfolio shares as of April 5, 1999. For each principal holder, the following table provides the name, address and percentage of outstanding shares of such classes owned.

EUROPEAN EQUITY PORTFOLIO: Trustees of Dartmouth College, One Rope Ferry Road, Hanover, NH 03755, owned 13.11% of such Portfolio's total outstanding Class A shares.

Alan Gerry, c/o Granite Associates LP, 1 Cablevision Center, Liberty, NY 12754, owned 8.99% of such Portfolio's total outstanding Class A shares.

EQUITY GROWTH PORTFOLIO: Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way KW1C, Covington, KY 41015, owned 44.80% of such Portfolio's total outstanding Class B shares.

Fidelity Investments Institutional Operations Co., IIOC as Benefit Plans, 100 Magellan Way KW1C, Covington, KY 41015, owned 12.83% of such Portfolio's total outstanding Class A shares.

Morgan Stanley & Co 401(k) Pension Plan, Cust c/o Northern Trust Co. Cust, 770 Broadway, New York, NY 10003, owned 16.62% of such Portfolio's total outstanding Class A shares.

Fidelity Management Trust Company, as Trustee for GTE Master Mail, Zone M3, 82 Devonshire Street, Boston, MA 02109, owned 18.57% of such Portfolio's total outstanding Class A shares.

ASIAN REAL ESTATE PORTFOLIO: Barry Bergman and Lisa H. Bergman 42 Overlook Road, Great Neck, NY 11020-1109, owned 7.20% of such Portfolio's total outstanding Class A shares.

Theodore R. and Vivian M. Johnson, Scholarship Foundation 1320 Solano Avenue, Suite 102, Albany, CA 94706 owned 16.61% of such Portfolio's total outstanding Class A shares.

Morgan Stanley Asset Management Inc., Attn: Elisa Divito, 1221 Avenue of the Americas, New York, NY 10020, owned 75.02% of such Portfolio's total outstanding Class A shares.

University of Illinois Foundation, 1305 West Green Street, Urbana, IL 61801, owned 5.14% of such Portfolio's total outstanding Class A shares.

Key Trust Company of Ohio NA, Attn: Meg H. Hallorran OH-01-27-1401, 127 Public Square, Cleveland, OH 44114, owned 5.64% of such Portfolio's total outstanding Class A shares.

Hugheson Limited, c/o Morgan Stanley Asset Management, 1221 Avenue of the Americas, New York, NY 10020, owned 5.78% of such Portfolio's total outstanding Class A shares.

The Trustees of Columbia University, In the City of New York, 475 Riverside Drive, Suite 400, New York, NY 10115, owned 9.56% of such Portfolio's total outstanding Class A shares.

Michael H. Fleisher Rev Trust, DTD 2096, 11957 Colliers Reserve Drive, Naples, FL 34110-0909; owned 39.75% of such Portfolio's total outstanding Class B shares.

ASIAN EQUITY PORTFOLIO: Morgan Stanley & Co 401(k) Pension Plan, Cust c/o Northern Trust Co. Cust, 770 Broadway, New York, NY 10003, owned 28.55% of such Portfolio's total outstanding Class A shares.

Association de Biefsaissance et de, Retraite des Pollciers de la Communaue, 480 Gilford Street, Suite 200, Montreal, Quebec Canada, owned 29.52% of such Portfolio's total outstanding Class A shares.

MONEY MARKET PORTFOLIO: Bruce R. McCaw, P. O. Box 1717, Bellevue, WA 98009-1717, owned 7.17% of such Portfolio's total outstanding Class A shares.

SMALL COMPANY GROWTH PORTFOLIO: Morgan Stanley Asset Management for The Account of Hubbell Inc. Attn: John Lam, 22nd Floor, 1221 Avenue of the Americas, New York, NY 10020, owned 14.58% of such Portfolio's total outstanding Class A shares.

Allendale Mutual Insurance Co., Attn: Thomas H. Clark, P. O. Box 7500, Johnston, RI 02919-0750, owned 46.44% of such Portfolio's total outstanding Class A shares.

VALUE EQUITY PORTFOLIO: Strafe & Co FBO FAO MPD Morgan Stanley Val EQ FD 12, P.
O. Box 160, Westerville, OH 43081-0160, owned 6.24% of such Portfolio's total outstanding Class A shares.

San Diego Museum of Art, P. O. Box 2107, San Diego, CA 92110-2107, owned 6.99% of such Portfolio's total outstanding Class A shares.

San Diego Museum of Art, Endowment Fund 2, P. O. Box 2107, San Diego, CA 92112-2107, owned 8.69% of such Portfolio's total outstanding Class A shares.

Morgan Stanley Asset Management for the Account of Hubbell Inc., Attn: John Lam, 22nd Floor 1221 Avenue of the Americas, New York, NY 10020, owned 23.17% of such Portfolio's total outstanding Class A shares.

FIXED INCOME PORTFOLIO: Fleet National Bank, Attn: 0001396250, P. O. Box 92800, Rochester, NY 14692-8900, owned 9.41% of such Portfolio's total outstanding Class A shares.

Morgan Stanley & Co 401(k) Pension Plan, Cust c/o Northern Trust Co. Cust, 770 Broadway, New York, NY 10003, owned 29.42% of such Portfolio's total outstanding Class A shares.

GLOBAL FIXED INCOME PORTFOLIO: State Street Bank & Trust Co, Custodian for the Feinstein Family Fund, M/S JQB7S, Attn: Steve Pinto, N. Quincy, MA 02171, owned 6.01% of such Portfolio's total outstanding Class A shares.

Two Ten International Footwear Foundation Inc., 56 Main Street, Watertown, MA 02172 owned, 7.04% of such Portfolio's total outstanding Class A shares.

Marshall Field V, Suite 1500, 225 West Wacker Drive, Chicago, IL 60606, owned 7.73% of such Portfolio's total outstanding Class A shares.

National Bulk Carriers, Attn: John H. Lee, 1345 Avenue of the Americas, New York, NY 10105, owned 10.20% of such Portfolio's total outstanding Class A shares.

National Bank of Commerce Trustee, FBO National Bank of Commerce Pension, c/o NBC Trust Dept., One Commerce Square, Memphis, TN 38150, owned 11.44% of such Portfolio's total outstanding Class A shares.

Northern Trust Company as Custodian, FBO The LBD Foundation, P. O. Box 92956, Chicago, Il 60675, owned 15.67% of such Portfolio's total outstanding Class A shares.

Northern Trust Company as Custodian, FBO The Lund Foundation, P. O. Box 92956, Chicago, IL 60675, owned 41.08% of such Portfolio's total outstanding Class A shares.

GLOBAL EQUITY PORTFOLIO: J M Kaplan Fund, Inc., Attn: Clare Lazard, 880 Third Avenue, 3rd Floor, New York, NY 10022-1902, owned 7.55% of such Portfolio's total outstanding Class A shares.

Robert College of Instanbul Turkey, c/o Morgan Stanley Asset Management, 1221 Avenue of the Americas, New York, NY 10020, owned 24.07% of such Portfolio's total outstanding Class A shares.

Ministers & Missionaries Benefit, 475 Riverside Drive, New York, NY 10115-0049, owned 33.64% of such Portfolio's total outstanding Class A shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way KW1C, Covington, KY 41015, owned 61.39% of such Portfolio's total outstanding Class B shares.

EMERGING MARKETS PORTFOLIO: Charles Schwab & Co., Inc. Attn: Mutual Funds, 101 Montgomery Street, San Francisco CA 94104, owned 4.88% of such Portfolio's total outstanding Class A shares.

Ministers and Missionaries Benefit, 475 Riverside Drive, New York, NY 10115-0049, owned 8.29% of such Portfolio's total outstanding Class A shares.

HIGH YIELD PORTFOLIO: Granite Preferred Invest LP, c/o Keith Suehnholz Secy LP, Granite Associates L P, One Cablevision Center, Liberty, NY 12754, owned 9.07% of such Portfolio's total outstanding Class A shares.

Morgan Stanley & Co. 401(k) Pension Plan Cust c/o Northern Trust Co. Cust, 770 Broadway, New York, NY 10003, owned 21.59% of such Portfolio's total outstanding Class A shares.

INTERNATIONAL SMALL CAP PORTFOLIO: Cornell University, Morgan Stanley Asset Management c/o Gail Reeke, 1221 Avenue of the Americas, New York, NY 10020, owned 5.78% of such Portfolio's total outstanding Class A shares.

General Mills Inc., One General Mills Boulevard, Minneapolis, MN 55426, owned 6.68% of such Portfolio's total outstanding Class A shares.

Trustees of Boston College, Attn: Paul Haran Assoc Treasurer, St. Thomas More Hall 310, Chestnut Hill, MA 02167-3819, owned 7.01% of such Portfolio's total outstanding Class A shares.

Charles Schwab & Co., Inc. Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 9.96% of such Portfolio's total outstanding Class A shares.

The Skillman Foundation, 600 Renaissance Center, Suite 1700, Attn: Jean E. Gregory, Detroit, MI 48243, owned 9.97% of such Portfolio's total outstanding Class A shares.

EMERGING MARKETS DEBT PORTFOLIO: Trustees of Boston University, c/o Treasurer, 881 Commonwealth Avenue, Boston, MA 02215, owned 5.65% of such Portfolio's total outstanding Class A shares.

College of The Holy Cross, Attn: Mr. William Durgin, 1 College Street, Worcester, MA 01610-2395, owned 9.07% of such Portfolio's total outstanding Class A shares.

Morgan Stanley & Co. 401(k) Pension Plan, Cust c/o Northern Trust Co., Cust, 770 Broadway, New York, NY 10003, owned 12.94% of such Portfolio's total outstanding Class A shares.

Wellesley College, Attn: Robert Bower, 139 Green Hall, Wellesley, MA 02481, owned 13.41% of such Portfolio's total outstanding Class A shares.

Charles Schwab & Co., Inc., Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 15.06% of such Portfolio's total outstanding Class A shares.

MUNICIPAL BOND PORTFOLIO: William E. Noyes and Colleen A. Noyes, 260 Otis Road, Barrington, IL 60010-5124, owned 7.11% of such Portfolio's total outstanding Class A Shares.

James M. Allwin, Morgan Stanley & Co., Inc., 1251 Avenue of the Americas, Fl 5, New York, NY 10020-1001, owned 9.24% of such Portfolio's total outstanding Class A shares.

Cushman Trust, c/o Cambrian Services, 1114 Avenue of the Americas, Suite 2702, New York, NY 10036, owned 10.14% of such Portfolio's total outstanding Class A shares.

Frank R. Mori, 935 Park Avenue, Apt 16A, New York, NY 10028-0212, owned 22.23% of such Portfolio's total outstanding Class A shares.

JAPANESE EQUITY PORTFOLIO: FTC & Co., Attn: DATALYNX, P. O. Box 173736, Denver, CO 80217-3736, owned 5.99% of such Portfolio's total outstanding Class A shares.

Charles Schwab & Co., Inc., Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104, owned 7.17% of such Portfolio's total outstanding Class A shares.

Donaldson Lufkin & Jeanrette, Pershing Division, P. O. Box 2052, Jersey City, NJ 07303, owned 7.72% of such Portfolio's total outstanding Class A shares.

LATIN AMERICAN PORTFOLIO: MHCH Ltd International Discretionary Only Equity A/C, 301 Little John Lane, Houston, TX 77024-5715, owned 4.82% of such Portfolio's total outstanding Class A shares.

Batrus & Co., P.O. Box 9005, New York, NY 10008, owned 6.42% of such Portfolio's total outstanding Class A shares.

The Hostetter Foundation, The Pilot House, Lewis Wharf, Boston, MA 02110, owned 32.49% of such Portfolio's total outstanding Class A shares.

FOCUS EQUITY PORTFOLIO: Ministers and Missionaries Benefit, Board of the American Baptist Churches, Morgan Stanley Asset Management, 1221 Avenue of the Americas, New York, NY 10020; owned 30.23% of such Portfolio's total outstanding Class A shares.

Morgan Stanley & Co. 401(k) Pension Plan, Cust c/o Northern Trust Co. Cust, 770 Broadway, New York, NY 10003; owned 32.04% of such Portfolio's total outstanding Class A shares.

U.S. REAL ESTATE PORTFOLIO: Donaldson Lufkin & Jeanrette, Pershing Division, P.O. Box 2052, Jersey City, NJ 07303; owned 4.99% of such Portfolio's total outstanding Class A shares.

Northwestern University, Attn: Investment Dept. 1-209 Crown, 633 Clark Street, Evanston, IL 60208-1122; owned 8.35% of such Portfolio's total outstanding Class A shares.

Commonwealth of Pennsylvania, Public School Employees Retirement, 5 North 5th Street, Harrisburg, PA 17101, owned 9.25% of such Portfolio's total outstanding Class A shares.

Charles Schwab & Co. Inc., Attn: Mutual Funds, 101 Montgomery St., San Francisco, CA 94104; owned 12.39% of such Portfolio's total outstanding Class A shares.

INTERNATIONAL MAGNUM PORTFOLIO: Sun Trust Bank as Trustee for Service, Corporation International, PO Box 105870, Atlanta, GA 30348-5870; owned 6.85% of such Portfolio's total outstanding Class A shares.

Lutheran Brotherhood, 625 Fourth Avenue, MS 1010, Minneapolis, MN 55415; owned 10.17% of such Portfolio's total outstanding Class A shares.

Bankers Trust TTEE, Harris Corporation Union Retirement Plan, 1025 W. NASA Blvd., Boston, MA 02110; owned 31.02% of such Portfolio's total outstanding Class A shares.

Fidelity Investments Institutional Operations Co. FIIOC as Benefit Plans, 100 Magellan Way KW1C, Covington, KY 41015, owned 73.11% of such Portfolio's total outstanding Class B shares.

TECHNOLOGY PORTFOLIO: Wallace Genetic Foundation, c/o Leo Bruette BDO Seidman LLP, 1129 20th St., NW, Washington, DC 20036-3403; owned 5.94% of such Portfolio's total outstanding Class A shares.

Wallace Global Fund, Ste. 250, 1990 M Street, Washington, DC 20036; 5.94% of such Portfolio's total outstanding Class A shares.

The Wallace Research Foundation, Unit 56, 30600 N. Pima Road, Scottsdale, AZ 85262; owned 5.94% of such Portfolio's total outstanding Class A shares.

Valassis Enterprises - Equity, c/o Franklin Enterprises, 520 Lake Cook Road, Suite 380, Deerfield, IL 60015; owned 12.22% of such Portfolio's total outstanding Class A shares.

Bruce W. Bastian & McKay S. Matthews TTEES FBO Bruce W, 51 West Center 755, Bonnie, UT 84057-4605; owned 24.27% of such Portfolio's total outstanding Class A shares.

U. S. EQUITY PLUS PORTFOLIO: Merchants National Bank of Aurora, Attn: Terrence Kothe SR VP, PO Box 289, Aurora, IL 60507-0289; owned 16.70% of such Portfolio's total outstanding Class A shares.

Morgan Stanley Dean Witter Foundation, Kathleen Toohill 27th Floor, 1221 Avenue of the Americas, New York, NY 10020-1001; owned 28.80% of such Portfolio's total outstanding Class A shares.

The Flinn Foundation, Northern Trust Co., Master Trust Dept. 7th Floor, PO Box 92984, Chicago, IL 60675; owned 37.20% of such Portfolio's total outstanding Class A shares.

                            PERFORMANCE INFORMATION

The Fund may from time to time quote various performance figures to illustrate the Portfolios' past performance.

Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Fund but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

TOTAL RETURN

From time to time each Portfolio, except the Money Market and Municipal Money Market Portfolios, may advertise total return for each class of shares of the Portfolio. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Portfolio) and the deduction of all applicable Fund expenses on an annual basis.

The average annual compounded rates of return (unless otherwise noted) for the Fund's Portfolios for the one year and five year periods ended December 31, 1998 and for the period from inception through December 31, 1998 are as follows:

                                                                              AVERAGE
                                                                 AVERAGE       ANNUAL
                                          INCEPTION    ONE       ANNUAL        SINCE
NAME OF PORTFOLIO+                          DATE      YEAR     FIVE YEARS    INCEPTION
----------------------------------------  ---------  -------   -----------   ----------
Active International Allocation
  Class A...............................    1/17/92    20.12%        9.50%       10.26%
  Class B...............................    1/02/96    20.71%         N/A        12.63%
Focus Equity
  Class A...............................    3/08/95    15.35%         N/A        34.03%
  Class B...............................    1/02/96    15.15%         N/A        28.86%
Asian Equity
  Class A...............................    7/01/91   -11.38%      -15.66%        1.94%
  Class B...............................    1/02/96   -11.53%         N/A       -22.32%
Asian Real Estate
  Class A...............................   10/01/97   -11.82%         N/A       -24.30%
  Class B...............................   10/01/97   -12.53%         N/A       -24.63%
Small Company Growth
  Class A...............................   11/01/89    27.54%       14.31%       13.49%
  Class B...............................    1/02/96    26.86%         N/A        13.46%
Emerging Markets
  Class A...............................    9/25/92   -25.42%       -8.17%        3.49%
  Class B...............................    1/02/96   -25.65%         N/A        -6.61%
Emerging Markets Debt
  Class A...............................    2/01/94   -35.95%         N/A         4.75%
  Class B...............................    1/02/96   -35.37%         N/A         4.26%
Equity Growth
  Class A...............................    4/02/91    19.04%       25.12%       19.09%
  Class B...............................    1/02/96    18.71%         N/A        26.47%
European Equity
  Class A...............................    4/02/93     8.09%       14.09%       17.24%
  Class B...............................    1/02/96     7.80%         N/A        15.31%
European Real Estate
  Class A...............................   10/01/97     4.75%         N/A        -0.16%
  Class B...............................   10/01/97     4.60%         N/A        -0.30%
Fixed Income
  Class A...............................    5/15/91     7.93%        7.31%        8.45%
  Class B...............................    1/02/96     7.85%         N/A         7.21%
Global Equity
  Class A...............................    7/15/92    14.60%       17.20%       19.18%
  Class B...............................    1/02/96    14.15%         N/A        19.80%

                                                                              AVERAGE
                                                                 AVERAGE       ANNUAL
                                          INCEPTION    ONE       ANNUAL        SINCE
NAME OF PORTFOLIO+                          DATE      YEAR     FIVE YEARS    INCEPTION
----------------------------------------  ---------  -------   -----------   ----------
Global Fixed Income
  Class A...............................    5/01/91    13.84%        6.63%        8.24%
  Class B...............................    1/02/96    13.68%         N/A         6.91%
High Yield
  Class A...............................    9/28/92     3.03%       10.17%       11.73%
  Class B...............................    1/02/96     2.79%         N/A        10.74%
International Equity
  Class A...............................    8/04/89    18.30%       15.14%       12.83%
  Class B...............................    1/02/96    18.13%         N/A        16.76%
International Magnum
  Class A...............................    3/15/96     7.33%         N/A         7.94%
  Class B...............................    3/15/96     7.13%         N/A         7.65%
International Small Cap
  Class A...............................   12/15/92     4.25%        5.51%       11.37%
Japanese Equity
  Class A...............................    4/25/94     8.82%         N/A        -1.71%
  Class B...............................    1/02/96     8.33%         N/A        -1.26%
Latin American
  Class A...............................    1/18/95   -37.10%         N/A         4.88%
  Class B...............................    1/02/96   -36.86%         N/A         8.09%
Money Market
  Class A...............................   11/15/88     5.20%        4.95%        5.43%
  Class B...............................        N/A      N/A          N/A          N/A
Municipal Bond
  Class A...............................    1/18/95     5.52%         N/A         6.37%
  Class B*..............................    1/02/96      N/A          N/A          N/A
Municipal Money Market
  Class A...............................    2/10/98     3.00%        3.02%        3.46%
  Class B...............................        N/A      N/A          N/A          N/A
Technology
  Class A...............................    9/16/96    53.90%         N/A        42.83%
  Class B...............................    9/16/96    53.52%         N/A        42.51%
U.S. Equity Plus
  Class A...............................    7/31/97    21.26%         N/A        17.71%
  Class B...............................    7/31/97    20.95%         N/A        17.49%
U.S. Real Estate
  Class A...............................    2/24/95   -12.29%         N/A        17.99%
  Class B...............................    1/02/96   -12.52%         N/A        15.45%
Value Equity
  Class A...............................    1/31/90     8.79%       17.30%       14.19%
  Class B...............................    1/02/96     8.59%         N/A        18.35%

------------------

+ The China Growth, Mortgage-Backed Securities and MicroCap Portfolios had not commenced operations as of December 31, 1998. The Gold Portfolio ceased operations effective March 11, 1998 for Class A shares and May 6, 1998 for Class B shares.
* As of the date of this Statement of Additional Information, there were no outstanding Class B shares of the Municipal Bond Portfolio.

These figures were calculated according to the following formula:

       P(1+T)TO THE POWER OF n      =      ERV

where:

         P      =      a hypothetical initial payment of $1,000
         T      =      average annual total return
         n      =      number of years
       ERV      =      ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

CALCULATION OF YIELD FOR NON-MONEY MARKET PORTFOLIOS

From time to time certain of the Fund's Portfolios may advertise yield.

Current yield reflects the income per share earned by a Portfolio's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

The respective current yields for certain of the Fund's Portfolios for the 30-day period ended December 31, 1998 were as follows:

                                           CLASS A
PORTFOLIO NAME                             SHARES    CLASS B SHARES
----------------------------------------  ---------  --------------
Emerging Markets Debt...................     18.70%        18.10%
Fixed Income............................      5.32%         5.17%
Global Fixed Income.....................      3.82%         3.67%
High Yield..............................      9.76%         9.49%
Municipal Bond..........................      4.10%           --%

These figures were obtained using the following formula:

  Yield         =           2[(a - b + 1)TO THE POWER OF 6 - 1]
                                    -------------------
                                             cd

CALCULATION OF YIELD FOR MONEY MARKET PORTFOLIOS

The current yield of the Money Market and Municipal Money Market Portfolios is calculated daily on a base period return for a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes in such account) by its average net asset value for the period, and then multiplying it by 365/7 to determine the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Portfolio, including dividends on both the original share and on such additional shares. The current yields of the Money Market and Municipal Money Market Portfolios for the 7-day period ended December 31, 1998 were 4.74% and 3.10%, respectively. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for each Portfolio by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result. The effective yields of the Money Market and Municipal Money Market Portfolios for the 7-day period ended December 31, 1998 were 4.85% and 3.15%, respectively.

The yield of a Portfolio will fluctuate. The annualization of a week's dividend is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Portfolios of the Fund, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing net asset value and calculating yield.

TAXABLE EQUIVALENT YIELDS FOR THE MUNICIPAL BOND AND MUNICIPAL MONEY MARKET
  PORTFOLIOS

It is easy to calculate your own taxable equivalent yield if you know your tax bracket. The formula is:

Tax Free Yield            =      Your Taxable Equivalent Yield
-------------
1 - Your Tax Bracket

For example, if you are in the 28% tax bracket and can earn a tax-free yield of 7.5%, the taxable equivalent yield would be 10.42%.

The table below indicates the advantages of investments in Municipal Bonds for certain investors. Tax-exempt rates of interest payable on a Municipal Bond (shown at the top of each column) are equivalent to the taxable yields set forth opposite the respective income tax levels, based on income tax rates effective for the tax year 1998 under the Internal Revenue Code. There can, of course, be no guarantee that the Municipal Bond Portfolio or Municipal Money Market Portfolio will achieve a specific yield. Also, it is possible that some portion of the Portfolio's dividends may be subject to Federal income taxes. A substantial portion, if not all, of such dividends may be subject to state and local taxes.

                         TAXABLE EQUIVALENT YIELD TABLE

          SAMPLE LEVEL OF              FEDERAL
           TAXABLE INCOME              INCOME            TAXABLE EQUIVALENT RATES BASED ON TAX-EXEMPT YIELD OF:
------------------------------------     TAX      ---------------------------------------------------------------------
  JOINT RETURN       SINGLE RETURN    BRACKETS     3%      4%      5%      6%      7%      8%      9%      10%     11%
-----------------  -----------------  ---------   -----   -----   -----   -----   -----   -----   -----   -----   -----
$0-42,350          $0-25,350              15.0%    3.5%    4.7%    5.9%    7.1%    8.2%    9.4%   10.6%   11.8%   12.9%
42,350-102,300     25,350-61,400          28.0     4.2     5.6     6.9     8.3     9.7    11.1    12.5    13.9    15.3
102,300-155,950    61,400-128,100         31.0     4.3     5.8     7.2     8.7    10.1    11.6    13.0    14.5    15.9
155,950-278,450    128,100-278,450        36.0     4.7     6.3     7.8     9.4    10.9    12.5    14.1    15.6    17.2
over 278,450       over 278,450           39.6     5.0     6.6     8.3     9.9    11.6    13.2    14.9    16.6    18.2

------------------

* Net amount subject to 1998 Federal Income Tax after deductions and exemptions, not indexed for 1997 income tax rates.

The taxable equivalent yields for the Municipal Money Market and Municipal Bond Portfolios for the seven days ended December 31, 1998 assuming a Federal income tax rate of 39.6% (maximum rate), were 5.60% and 6.16%, respectively. The taxable equivalent effective yields for the Municipal Money Market and Municipal Bond Portfolios for the seven days ended December 31, 1998, assuming the same tax rate, were 5.68% and 6.27%, respectively.

GENERAL PERFORMANCE INFORMATION

Each Portfolio's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Portfolio as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.

From time to time, a Portfolio's performance may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, Morningstar, Inc. may be quoted in advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

Portfolio advertising may include data on historical returns of the capital markets in the United States compiled or published by Ibbotson Associates of Chicago, Illinois ("Ibbotson"), including returns on common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Portfolios may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare their performance to that of other compilations or indices that may be developed and made available in the future.

The Portfolios may include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, foreign securities, stocks, bonds, treasury bills and shares of a Portfolio. In addition, advertisements may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and various investment alternatives. Advertisements may include lists of representative Morgan Stanley clients. The Portfolios may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Portfolio investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment.

The Portfolios may include in their advertisements, discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments). Advertisements and sales materials relating to a Portfolio may include information regarding the background and experience of its portfolio managers; the resources, expertise and support made available to the portfolio managers by Morgan Stanley; and the portfolio manager's goals, strategies and investment techniques.

The Portfolios' advertisements may discuss economic and political conditions of the United States and foreign countries, the relationship between sectors of the U.S., a foreign, or the global economy and the U.S., a foreign, or the global economy as a whole and the effects of inflation. The Portfolios' advertisements may include discussions and illustrations of the growth potential of various global markets including, but not limited to, Africa, Asia, Europe, Latin America, North America, South America, Emerging Markets and individual countries. These discussions may include the past performance of the various markets or market sectors; forecasts of population, gross national product and market performance; and the underlying data which supports such forecasts. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in the Portfolios' shareholder reports (including the investment composition of a Portfolio), as well as the views of Morgan Stanley as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio.

The Portfolios may quote various measures of volatility and benchmark correlation in advertising. The Portfolios may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Portfolio may also advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

The Portfolios may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Portfolio at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

ADVISER'S USE OF COMPANIES COMPRISING THE S&P 500 INDEX

MSDW Investment Management uses the 500 companies included in the S&P 500 Index as the universe of potential investments for the U.S. Equity Plus Portfolio. The U.S. Equity Plus Portfolio is not sponsored, endorsed, sold or promoted by S&P, a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to investors in the U.S. Equity Plus Portfolio or any member of the public regarding the advisability of investing in the U.S. Equity Plus Portfolio or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to MSDW Investment Management is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to MSDW Investment Management or the U.S. Equity Plus Portfolio. S&P has no obligation to take the needs of MSDW Investment Management or the investors in the U.S. Equity Plus Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for, does not participate in and has no obligation or liability in connection with the management, administration or marketing of the U.S. Equity Plus Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE PERFORMANCE OF THE ADVISER OR THE U.S. EQUITY PLUS PORTFOLIO, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) ARISING OUT OF ANY USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

EXCERPTS FROM MOODY'S DESCRIPTION OF BOND RATINGS: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa -- Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's applies numerical modifiers 1, 2 and 3 in each generic voting classification from Aa through B. The modifier 1 indicates that the security ranks at a higher end of the rating category; modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

EXCERPTS FROM S&P'S DESCRIPTION OF BOND RATINGS: AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest. AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree. A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC -- Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C -- The rating C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows: MIG-1 -- best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2 -- high quality with margins of protection ample although not so large as in the preceding group; MIG-3 -- favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("Pl") -- Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTE ISSUES: SP-l+ -- very strong capacity to pay principal and interest; SP-2-- strong capacity to pay principal and interest.

DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATINGS: A-l+ -- this designation indicates the degree of safety regarding timely payment is extremely strong. A-1 -- this designation indicates the degree of safety regarding timely payment is strong.

                              FINANCIAL STATEMENTS

The Fund's audited financial statements for the fiscal year ended December 31, 1998, including notes thereto and the report of PricewaterhouseCoopers LLP are herein incorporated by reference from the Fund's Annual Report. A copy of the Fund's Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information. The China Growth, Mortgage-Backed Securities and MicroCap Portfolios had not commenced operations at December 31, 1998.